UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Balanced Fund

May 31, 2018

BAL-QTLY-0718
1.800332.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Aptiv PLC	625,900	$61,025
Delphi Technologies PLC	208,666	10,454
		71,479
Automobiles - 0.2%
Tesla, Inc. (a)	178,182	50,734
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	2,281,560	130,368
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	675,400	44,901
Compass Group PLC	3,875,900	83,341
Dunkin' Brands Group, Inc.	334,700	21,431
Marriott International, Inc. Class A	483,237	65,411
McDonald's Corp.	467,200	74,757
Starbucks Corp.	885,474	50,180
U.S. Foods Holding Corp. (a)	2,089,200	74,543
Wyndham Worldwide Corp.	747,100	81,016
		495,580
Household Durables - 0.2%
Lennar Corp. Class A	530,200	27,433
Newell Brands, Inc.	1,385,430	32,668
		60,101
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	394,700	643,211
JD.com, Inc. sponsored ADR (a)	3,023,600	106,370
Netflix, Inc. (a)	445,914	156,783
Wayfair LLC Class A (a)	42,000	3,879
		910,243
Leisure Products - 0.1%
Mattel, Inc. (b)	1,725,100	26,774
Media - 1.7%
Charter Communications, Inc. Class A (a)	417,407	108,960
Comcast Corp. Class A	4,307,592	134,311
DISH Network Corp. Class A (a)	97,400	2,878
MDC Partners, Inc. Class A (a)	2,258,850	9,374
Naspers Ltd. Class N	98,400	23,390
The Walt Disney Co.	1,989,200	197,866
Time Warner, Inc.	989,100	93,134
		569,913
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	890,900	73,579
Specialty Retail - 2.0%
Home Depot, Inc.	1,489,844	277,930
L Brands, Inc.	667,503	22,635
Lowe's Companies, Inc.	1,177,000	111,827
O'Reilly Automotive, Inc. (a)	197,708	53,265
TJX Companies, Inc.	1,513,557	136,704
Ulta Beauty, Inc. (a)	139,300	34,395
		636,756
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	996,450	71,545
Tapestry, Inc.	609,300	26,639
		98,184

TOTAL CONSUMER DISCRETIONARY		3,123,711

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	405,900	38,067
Constellation Brands, Inc. Class A (sub. vtg.)	301,827	67,332
Dr. Pepper Snapple Group, Inc.	193,800	23,120
Monster Beverage Corp. (a)	832,342	42,583
The Coca-Cola Co.	4,433,208	190,628
		361,730
Food & Staples Retailing - 0.3%
Kroger Co.	1,848,008	44,962
Walgreens Boots Alliance, Inc.	604,875	37,738
		82,700
Food Products - 0.6%
Bunge Ltd.	663,363	46,137
Mondelez International, Inc.	2,553,500	100,276
The Kraft Heinz Co.	455,900	26,205
The Simply Good Foods Co.	746,221	9,887
TreeHouse Foods, Inc. (a)	632,600	30,308
		212,813
Household Products - 0.5%
Colgate-Palmolive Co.	1,722,567	108,677
Procter & Gamble Co.	285,700	20,905
Spectrum Brands Holdings, Inc.	410,701	32,729
		162,311
Personal Products - 0.3%
Avon Products, Inc. (a)	6,366,078	11,459
Coty, Inc. Class A	900,902	11,937
Edgewell Personal Care Co. (a)	392,300	17,151
Estee Lauder Companies, Inc. Class A	168,282	25,148
Unilever NV (Certificaten Van Aandelen) (Bearer)	565,700	31,548
		97,243
Tobacco - 1.3%
Altria Group, Inc.	1,111,395	61,949
British American Tobacco PLC sponsored ADR	3,489,919	178,684
Philip Morris International, Inc.	2,406,799	191,437
		432,070

TOTAL CONSUMER STAPLES		1,348,867

ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,427,300	49,370
Hess Midstream Partners LP	407,700	8,545
Liberty Oilfield Services, Inc. Class A (a)(b)	650,000	13,819
NCS Multistage Holdings, Inc. (a)(b)	1,060,939	16,147
Oceaneering International, Inc.	455,491	10,854
Tenaris SA sponsored ADR	115,200	4,136
		102,871
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	1,245,102	86,908
Black Stone Minerals LP	757,000	13,777
Boardwalk Pipeline Partners, LP	2,872,400	30,419
BP PLC sponsored ADR	497,500	22,795
Cabot Oil & Gas Corp.	1,282,650	29,309
Centennial Resource Development, Inc.:
Class A (a)	413,200	7,272
Class A (a)(c)	639,500	11,255
Chevron Corp.	638,205	79,329
ConocoPhillips Co.	1,775,500	119,651
Devon Energy Corp.	2,268,400	94,297
EOG Resources, Inc.	924,900	108,962
Extraction Oil & Gas, Inc. (a)	1,161,657	19,702
Exxon Mobil Corp.	1,805,743	146,699
Marathon Petroleum Corp.	155,700	12,305
Parsley Energy, Inc. Class A (a)	1,531,830	45,158
Phillips 66 Co.	792,317	92,297
Pioneer Natural Resources Co.	353,600	68,280
PrairieSky Royalty Ltd.	897,437	18,501
Reliance Industries Ltd.	1,602,462	21,896
Suncor Energy, Inc.	1,854,100	73,844
Valero Energy Corp.	854,500	103,565
Whiting Petroleum Corp. (a)	345,500	18,111
		1,224,332

TOTAL ENERGY		1,327,203

FINANCIALS - 8.8%
Banks - 4.1%
Bank of America Corp.	13,925,908	404,408
Citigroup, Inc.	4,152,512	276,931
First Horizon National Corp.	2,344,400	43,465
Huntington Bancshares, Inc.	14,247,512	211,861
KeyCorp	2,347,000	45,626
PNC Financial Services Group, Inc.	636,800	91,323
Synovus Financial Corp.	386,824	20,931
Wells Fargo & Co.	4,500,000	242,955
		1,337,500
Capital Markets - 1.6%
BlackRock, Inc. Class A	149,576	79,908
Cboe Global Markets, Inc.	221,211	21,581
E*TRADE Financial Corp. (a)	1,813,449	114,882
Goldman Sachs Group, Inc.	606,600	137,019
Northern Trust Corp.	504,700	51,742
Oaktree Capital Group LLC Class A	239,847	9,822
State Street Corp.	88,900	8,544
TD Ameritrade Holding Corp.	1,120,800	66,351
TPG Pace Energy Holdings Corp. (a)	467,000	4,904
Virtu Financial, Inc. Class A	333,400	10,352
		505,105
Consumer Finance - 1.4%
Capital One Financial Corp.	3,038,101	285,581
OneMain Holdings, Inc. (a)	1,957,232	63,669
SLM Corp. (a)	3,959,898	45,262
Synchrony Financial	2,171,600	75,203
		469,715
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	78	22,402
KBC Ancora	398,674	22,353
Kimbell Royalty Partners LP	687,826	14,926
		59,681
Insurance - 1.5%
American International Group, Inc.	2,650,400	139,915
Hartford Financial Services Group, Inc.	1,179,400	61,718
Marsh & McLennan Companies, Inc.	257,377	20,685
MetLife, Inc.	2,928,000	134,659
The Travelers Companies, Inc.	1,114,300	143,210
		500,187

TOTAL FINANCIALS		2,872,188

HEALTH CARE - 9.1%
Biotechnology - 1.7%
AbbVie, Inc.	8,410	832
Alexion Pharmaceuticals, Inc. (a)	565,104	65,626
Amgen, Inc.	1,283,688	230,576
Biogen, Inc. (a)	486,285	142,948
Sarepta Therapeutics, Inc. (a)	310,000	29,094
Vertex Pharmaceuticals, Inc. (a)	676,400	104,166
		573,242
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	3,276,900	201,628
Align Technology, Inc. (a)	82,000	27,220
Baxter International, Inc.	1,717,000	121,632
Becton, Dickinson & Co.	792,100	175,521
Boston Scientific Corp. (a)	6,176,470	187,703
Intuitive Surgical, Inc. (a)	253,300	116,434
ResMed, Inc.	574,200	59,034
Wright Medical Group NV (a)	1,262,200	31,505
		920,677
Health Care Providers & Services - 2.4%
CVS Health Corp.	895,985	56,796
DaVita HealthCare Partners, Inc. (a)	822,500	54,976
Henry Schein, Inc. (a)	894,208	61,879
Humana, Inc.	469,000	136,470
McKesson Corp.	132,100	18,750
Molina Healthcare, Inc. (a)	611,500	51,935
UnitedHealth Group, Inc.	1,685,584	407,085
		787,891
Health Care Technology - 0.0%
Inovalon Holdings, Inc. Class A (a)	333,000	3,463
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,219,400	75,505
Thermo Fisher Scientific, Inc.	687,297	143,143
		218,648
Pharmaceuticals - 1.5%
Allergan PLC	191,143	28,824
AstraZeneca PLC sponsored ADR	2,138,200	79,178
Bristol-Myers Squibb Co.	2,962,841	155,905
Jazz Pharmaceuticals PLC (a)	433,600	73,278
Merck & Co., Inc.	130,200	7,751
Mylan NV (a)	1,397,100	53,732
Nektar Therapeutics (a)	109,100	8,757
Perrigo Co. PLC	205,000	14,998
Roche Holding AG (participation certificate)	266,457	57,132
		479,555

TOTAL HEALTH CARE		2,983,476

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	131,060	41,224
Northrop Grumman Corp.	284,574	93,127
Orbital ATK, Inc.	439,608	58,784
Raytheon Co.	393,080	82,350
Rockwell Collins, Inc.	706,200	97,110
The Boeing Co.	247,120	87,026
United Technologies Corp.	1,377,052	171,884
		631,505
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	626,691	72,771
Airlines - 0.3%
American Airlines Group, Inc.	2,268,255	98,760
Building Products - 0.2%
Allegion PLC	601,770	45,993
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	37,700	2,394
Construction & Engineering - 0.5%
AECOM (a)	5,287,585	174,490
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	3,145,301	160,693
Sunrun, Inc. (a)(b)(d)	12,093,701	146,334
Vivint Solar, Inc. (a)(b)(d)	7,030,972	28,124
		335,151
Industrial Conglomerates - 0.5%
3M Co.	101,340	19,987
General Electric Co.	6,615,100	93,141
Honeywell International, Inc.	350,900	51,902
		165,030
Machinery - 0.2%
Cactus, Inc. (a)	235,321	7,935
Minebea Mitsumi, Inc.	1,906,600	35,981
		43,916
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	29,006	43,248
Professional Services - 0.6%
Nielsen Holdings PLC	4,447,430	134,179
WageWorks, Inc. (a)	988,741	46,916
		181,095
Road & Rail - 1.0%
CSX Corp.	3,196,950	206,683
Norfolk Southern Corp.	837,636	127,027
		333,710
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	3,513,168	143,091

TOTAL INDUSTRIALS		2,271,154

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.0%
Finisar Corp. (a)(b)	95,800	1,553
Electronic Equipment & Components - 0.1%
Jabil, Inc.	1,015,915	28,730
Samsung SDI Co. Ltd.	28,832	5,352
		34,082
Internet Software & Services - 5.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,037,500	205,435
Alphabet, Inc.:
Class A (a)	200	220
Class C (a)	561,547	609,273
ANGI Homeservices, Inc. Class A (a)(b)	3,157,585	47,553
Facebook, Inc. Class A (a)	2,204,569	422,792
GoDaddy, Inc. (a)	223,300	15,986
Hortonworks, Inc. (a)	1,704,845	30,312
IAC/InterActiveCorp (a)	139,400	21,627
MercadoLibre, Inc.	90,800	26,407
MINDBODY, Inc. (a)(b)	3,812,481	150,212
NetEase, Inc. ADR	239,400	54,660
Shopify, Inc. Class A (a)	189,800	28,154
Tencent Holdings Ltd.	318,200	16,245
Yext, Inc. (a)(b)	2,817,668	43,364
		1,672,240
IT Services - 1.2%
Alliance Data Systems Corp.	701,600	147,911
DXC Technology Co.	584,200	53,811
FleetCor Technologies, Inc. (a)	529,900	105,636
Leidos Holdings, Inc.	567,000	34,054
PayPal Holdings, Inc. (a)	667,171	54,755
		396,167
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)(b)	633,450	20,486
Advanced Micro Devices, Inc. (a)	3,967,100	54,468
Analog Devices, Inc.	498,047	48,400
Broadcom, Inc.	581,084	146,474
Cirrus Logic, Inc. (a)	200,500	7,515
Inphi Corp. (a)	46,949	1,586
MACOM Technology Solutions Holdings, Inc. (a)(b)	1,965,227	44,316
Marvell Technology Group Ltd.	3,701,300	79,726
Micron Technology, Inc. (a)	1,388,126	79,942
NVIDIA Corp.	852,642	215,028
NXP Semiconductors NV (a)	45,200	5,153
ON Semiconductor Corp. (a)	1,851,195	46,521
Qualcomm, Inc.	2,238,377	130,094
Semtech Corp. (a)	594,100	28,754
		908,463
Software - 5.7%
Activision Blizzard, Inc.	1,886,331	133,760
Adobe Systems, Inc. (a)	174,816	43,578
Autodesk, Inc. (a)	1,256,691	162,239
Avast PLC (e)	989,700	2,894
Citrix Systems, Inc. (a)	2,674,550	282,486
HubSpot, Inc. (a)	145,945	17,689
Micro Focus International PLC	323,798	5,737
Microsoft Corp.	6,690,612	661,313
Nuance Communications, Inc. (a)	8,656,300	116,947
Oracle Corp.	2,227,300	104,059
Parametric Technology Corp. (a)	567,511	48,942
Red Hat, Inc. (a)	387,659	62,964
Salesforce.com, Inc. (a)	1,241,320	160,540
Symantec Corp.	576,400	11,978
Talend SA ADR (a)	101,100	5,740
Totvs SA	1,439,100	10,839
Workday, Inc. Class A (a)	127,800	16,737
Zendesk, Inc. (a)	201,819	11,280
Zscaler, Inc. (a)	121,680	3,195
		1,862,917
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,696,831	317,087

TOTAL INFORMATION TECHNOLOGY		5,192,509

MATERIALS - 1.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	146,800	23,695
DowDuPont, Inc.	3,065,914	196,556
FMC Corp.	125,900	10,965
Linde AG	159,400	36,524
LyondellBasell Industries NV Class A	703,000	78,820
Olin Corp.	1,370,300	44,302
Platform Specialty Products Corp. (a)	2,601,800	31,378
The Chemours Co. LLC	1,526,464	74,781
Tronox Ltd. Class A	49,800	915
Westlake Chemical Corp.	178,033	20,604
		518,540
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	58,900	13,127
Summit Materials, Inc.	212,700	6,045
		19,172
Containers & Packaging - 0.0%
Packaging Corp. of America	88,200	10,364
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,259,800	21,291
Newmont Mining Corp.	229,100	8,919
Nucor Corp.	214,000	13,737
		43,947

TOTAL MATERIALS		592,023

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	529,300	10,544
American Tower Corp.	908,300	125,681
Ant International Co. Ltd.(c)(f)(g)	4,971,128	27,888
Boston Properties, Inc.	402,097	48,963
Cedar Realty Trust, Inc.	628,400	2,759
Colony NorthStar, Inc.	1,054,709	6,212
Corporate Office Properties Trust (SBI)	960,100	26,787
Corrections Corp. of America	204,800	4,407
DDR Corp.	348,350	5,291
Equinix, Inc.	139,500	55,361
Equity Lifestyle Properties, Inc.	124,700	11,335
Front Yard Residential Corp. Class B	1,952,211	20,537
Gaming & Leisure Properties	196,300	6,890
General Growth Properties, Inc.	389,000	7,889
Healthcare Trust of America, Inc.	330,200	8,473
Outfront Media, Inc.	329,262	6,533
Pennsylvania Real Estate Investment Trust (SBI) (b)	624,500	6,876
Prologis, Inc.	856,400	55,109
Public Storage	289,100	61,243
Spirit Realty Capital, Inc.	2,892,000	25,334
Store Capital Corp.	1,023,900	27,441
Sun Communities, Inc.	178,542	17,261
The Macerich Co.	186,000	10,347
VEREIT, Inc.	879,200	6,295
		585,456
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	451,003	20,832

TOTAL REAL ESTATE		606,288

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,748,664	121,157
Verizon Communications, Inc.	3,418,020	162,937
Zayo Group Holdings, Inc. (a)	615,663	21,425
		305,519
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	456,701	25,438

TOTAL TELECOMMUNICATION SERVICES		330,957

UTILITIES - 1.8%
Electric Utilities - 1.1%
Edison International	152,000	9,448
Eversource Energy	423,900	24,196
Exelon Corp.	2,060,225	85,273
FirstEnergy Corp.	1,228,748	42,294
Great Plains Energy, Inc.	467,249	15,858
NextEra Energy, Inc.	739,200	122,567
PG&E Corp.	505,099	21,886
PPL Corp.	1,605,100	43,851
		365,373
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	1,630,075	55,797
The AES Corp.	3,089,700	39,394
		95,191
Multi-Utilities - 0.4%
Dominion Resources, Inc.	888,178	57,012
Public Service Enterprise Group, Inc.	759,970	40,263
SCANA Corp.	68,880	2,500
Sempra Energy	354,407	37,755
		137,530

TOTAL UTILITIES		598,094

TOTAL COMMON STOCKS
(Cost $16,289,858)		21,246,470

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $5,219)	355,800	4,338
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.5%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,611
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,012
3.5% 7/10/19	41,541	41,803
4% 1/15/25	7,674	7,527
4.2% 3/1/21	10,665	10,860
4.25% 5/15/23	3,220	3,261
		88,074
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,722	1,719
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,759
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	20,933
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,467
4.908% 7/23/25	6,898	7,014
5.375% 5/1/47	9,270	8,610
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,045
4.5% 9/15/42	1,982	1,665
5.5% 9/1/41	3,051	2,924
5.875% 11/15/40	7,066	7,123
6.55% 5/1/37	40,485	43,926
6.75% 7/1/18	1,974	1,980
7.3% 7/1/38	7,024	8,280
8.25% 4/1/19	11,974	12,493
Time Warner, Inc. 2.1% 6/1/19	12,500	12,412
		162,631

TOTAL CONSUMER DISCRETIONARY		252,424

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	18,701
3.3% 2/1/23	20,335	20,220
4.7% 2/1/36	19,253	19,753
4.9% 2/1/46	22,019	22,857
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	10,422	10,339
		91,870
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,932
3.3% 11/18/21	4,671	4,666
		8,598
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,858
4% 1/31/24	3,615	3,681
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,552
4.25% 7/21/25 (e)	8,553	8,550
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,810
3.25% 6/12/20	1,695	1,696
4% 6/12/22	5,830	5,893
4.45% 6/12/25	4,227	4,276
4.85% 9/15/23	8,000	8,377
5.7% 8/15/35	2,194	2,401
5.85% 8/15/45	16,830	18,687
6.15% 9/15/43	14,000	16,011
7.25% 6/15/37	7,569	9,645
		104,437

TOTAL CONSUMER STAPLES		204,905

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,903
6.5% 4/1/20	3,517	3,714
Halliburton Co.:
3.8% 11/15/25	4,660	4,645
4.85% 11/15/35	4,069	4,281
Noble Holding International Ltd.:
7.7% 4/1/25 (h)	3,936	3,591
8.7% 4/1/45 (h)	3,799	3,343
		22,477
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,505
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,422
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,493
5.55% 3/15/26	6,563	7,100
6.45% 9/15/36	1,840	2,167
6.6% 3/15/46	8,910	11,052
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,375
Cenovus Energy, Inc. 4.25% 4/15/27	9,753	9,369
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,617
3.3% 6/1/20	7,911	7,893
4.5% 6/1/25	2,416	2,437
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	6,995
5.35% 3/15/20 (e)	6,814	6,984
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,657
4.95% 4/1/22	1,267	1,283
5.6% 4/1/44	2,216	2,116
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,899
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,565
Enable Midstream Partners LP:
2.4% 5/15/19 (h)	1,957	1,944
3.9% 5/15/24 (h)	2,064	2,007
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,199
4.375% 10/15/20	5,808	5,929
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,259
5.5% 12/1/46	3,753	4,089
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	992
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,619
MPLX LP 4.875% 12/1/24	4,918	5,124
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,752
Nexen, Inc. 6.2% 7/30/19	2,252	2,332
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,919
5.625% 5/20/43	22,261	18,588
7.25% 3/17/44	30,172	28,362
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,695
4.5% 1/23/26	11,915	11,099
4.625% 9/21/23	13,980	13,691
4.875% 1/24/22	1,430	1,437
4.875% 1/18/24	7,021	6,880
5.375% 3/13/22	4,960	5,084
5.5% 1/21/21	13,423	13,780
5.5% 6/27/44	6,301	5,264
5.625% 1/23/46	11,673	9,875
6% 3/5/20	3,052	3,163
6.35% 2/12/48 (e)	8,000	7,280
6.375% 1/23/45	26,396	24,113
6.5% 3/13/27	8,390	8,543
6.5% 6/2/41	8,420	7,847
6.75% 9/21/47	21,513	20,328
6.875% 8/4/26	13,000	13,714
8% 5/3/19	3,330	3,443
Phillips 66 Co. 4.3% 4/1/22	6,383	6,612
Phillips 66 Partners LP 2.646% 2/15/20	652	645
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,800
Southwestern Energy Co. 6.7% 1/23/25 (h)	4,632	4,551
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,908
4.55% 6/24/24	25,316	25,411
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,588
4.65% 7/1/26	2,228	2,243
5.375% 6/1/21	23,110	24,040
Williams Partners LP:
3.6% 3/15/22	6,925	6,898
3.9% 1/15/25	2,391	2,333
4% 11/15/21	3,157	3,191
4.3% 3/4/24	10,014	10,095
4.5% 11/15/23	3,444	3,528
		468,123

TOTAL ENERGY		490,600

FINANCIALS - 4.1%
Banks - 2.1%
Bank of America Corp.:
2.6% 1/15/19	8,285	8,283
3.004% 12/20/23 (h)	49,521	48,067
3.3% 1/11/23	13,500	13,380
3.419% 12/20/28 (h)	10,395	9,821
3.5% 4/19/26	9,902	9,592
3.95% 4/21/25	6,998	6,873
4.2% 8/26/24	11,449	11,544
4.25% 10/22/26	6,748	6,741
Barclays PLC:
2.75% 11/8/19	5,728	5,697
3.25% 1/12/21	8,790	8,696
4.375% 1/12/26	11,847	11,522
5.2% 5/12/26	1,988	1,948
BB&T Corp. 3.95% 3/22/22	1,805	1,845
Citigroup, Inc.:
2.7% 10/27/22	53,057	51,169
3.875% 3/26/25	17,000	16,518
4.05% 7/30/22	17,500	17,736
4.3% 11/20/26	14,000	13,815
Citizens Bank NA 2.55% 5/13/21	3,064	3,002
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,711
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,374
3.75% 3/26/25	8,440	8,144
3.8% 9/15/22	13,270	13,282
3.8% 6/9/23	16,850	16,714
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,500
Discover Bank:
3.35% 2/6/23	5,490	5,386
7% 4/15/20	4,144	4,390
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,816
3.5% 3/15/22	638	640
4.5% 6/1/18	584	584
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,432
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,641
Huntington National Bank:
2.2% 4/1/19	3,200	3,187
2.4% 4/1/20	40,000	39,522
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	7,748	7,065
5.71% 1/15/26 (e)	15,668	14,447
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,322
2.95% 10/1/26	34,906	32,489
3.875% 9/10/24	24,177	23,941
4.125% 12/15/26	61,229	60,898
KeyCorp. 5.1% 3/24/21	628	658
Rabobank Nederland 4.375% 8/4/25	13,516	13,302
Regions Bank 6.45% 6/26/37	12,100	14,491
Regions Financial Corp. 3.2% 2/8/21	5,563	5,551
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,448
6% 12/19/23	12,648	13,422
6.1% 6/10/23	9,334	9,917
6.125% 12/15/22	39,429	41,713
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	2,997
		680,233
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,394
4.25% 2/15/24	3,357	3,422
Credit Suisse Group AG 3.869% 1/12/29 (e)(h)	6,889	6,481
Deutsche Bank AG 4.5% 4/1/25	27,715	24,836
Deutsche Bank AG New York Branch 3.3% 11/16/22	18,270	17,368
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (h)	125,990	122,882
3.2% 2/23/23	14,500	14,194
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,068
Lazard Group LLC 4.25% 11/14/20	5,286	5,406
Moody's Corp.:
3.25% 1/15/28	4,208	3,987
4.875% 2/15/24	3,952	4,166
Morgan Stanley:
2.65% 1/27/20	2,659	2,643
3.125% 1/23/23	68,526	66,983
3.125% 7/27/26	1,531	1,434
3.7% 10/23/24	5,388	5,347
3.737% 4/24/24 (h)	53,000	52,837
4.875% 11/1/22	8,674	9,043
5.625% 9/23/19	547	566
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	9,846
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,158
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,686
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,673
		391,420
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,114
Capital One Financial Corp. 3.8% 1/31/28	7,659	7,288
Discover Financial Services:
3.85% 11/21/22	2,701	2,691
3.95% 11/6/24	20,000	19,625
5.2% 4/27/22	2,488	2,601
Ford Motor Credit Co. LLC:
2.875% 10/1/18	11,000	11,007
5.875% 8/2/21	12,574	13,386
Hyundai Capital America:
2.55% 2/6/19 (e)	6,671	6,646
2.875% 8/9/18 (e)	2,848	2,849
Synchrony Financial:
3% 8/15/19	2,283	2,282
3.75% 8/15/21	8,466	8,484
3.95% 12/1/27	4,995	4,640
4.25% 8/15/24	3,469	3,422
		88,035
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (e)	1,851	1,844
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,864
3.875% 8/15/22	10,251	10,237
4.125% 6/15/26	3,990	3,866
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,739
		31,550
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,405
American International Group, Inc.:
3.3% 3/1/21	4,640	4,648
3.75% 7/10/25	14,847	14,481
4.875% 6/1/22	11,881	12,458
Aon Corp. 5% 9/30/20	129	134
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (e)(h)(i)	2,508	2,508
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,605
5% 6/1/21 (e)	8,525	8,894
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,017
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,201
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,073
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,174
Pacific LifeCorp 5.125% 1/30/43 (e)	7,709	8,220
Prudential Financial, Inc.:
2.3% 8/15/18	888	888
7.375% 6/15/19	2,520	2,635
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	8,855
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,933
4.125% 11/1/24 (e)	2,810	2,824
Unum Group:
3.875% 11/5/25	9,271	9,094
5.625% 9/15/20	3,860	4,058
5.75% 8/15/42	12,079	13,035
		130,140

TOTAL FINANCIALS		1,321,378

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	8,127	7,932
Health Care Providers & Services - 0.4%
CVS Health Corp.:
3.7% 3/9/23	4,500	4,487
3.875% 7/20/25	7,967	7,829
4.1% 3/25/25	20,820	20,829
4.3% 3/25/28	24,177	23,994
4.78% 3/25/38	10,763	10,676
5.05% 3/25/48	15,824	16,144
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	11,933
4.25% 10/15/19	20,200	20,402
4.75% 5/1/23	375	377
5.875% 3/15/22	450	473
6.5% 2/15/20	12,966	13,549
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,120
		135,813
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 3.3% 2/15/22	13,389	13,355
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3% 3/12/20	7,106	7,070
3.45% 3/15/22	16,210	15,996
Mylan N.V. 4.55% 4/15/28 (e)	6,200	6,041
Mylan NV:
2.5% 6/7/19	4,811	4,780
3.15% 6/15/21	9,840	9,728
3.95% 6/15/26	4,843	4,617
Perrigo Finance PLC:
3.5% 12/15/21	739	733
3.9% 12/15/24	2,611	2,550
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,398
2.8% 7/21/23	4,987	4,267
3.15% 10/1/26	5,937	4,795
		66,975

TOTAL HEALTH CARE		224,075

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,166
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	51	52
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,810
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	8,396	8,394
3% 9/15/23	1,367	1,307
3.375% 6/1/21	4,953	4,935
3.75% 2/1/22	7,839	7,875
3.875% 4/1/21	4,953	5,007
4.25% 9/15/24	5,492	5,511
4.75% 3/1/20	5,518	5,658
		38,687

TOTAL INDUSTRIALS		45,715

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,261
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(h)	3,645	3,800
6.75% 10/19/75 (e)(h)	9,054	9,851
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (e)	2,954	2,810
4.5% 8/13/23 (Reg. S)	10,600	10,851
4.5% 8/1/47 (e)	3,000	2,924
		30,236
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,360
4.6% 4/1/22	2,434	2,522
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,761
American Tower Corp. 2.8% 6/1/20	8,000	7,922
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,835
Camden Property Trust 2.95% 12/15/22	2,417	2,358
CommonWealth REIT 5.875% 9/15/20	1,166	1,210
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,263
5% 7/1/25	5,570	5,722
DDR Corp.:
3.625% 2/1/25	3,968	3,783
4.25% 2/1/26	3,429	3,371
4.625% 7/15/22	4,470	4,612
Duke Realty LP:
3.625% 4/15/23	3,152	3,140
3.75% 12/1/24	2,549	2,522
3.875% 10/15/22	5,452	5,524
Equity One, Inc. 3.75% 11/15/22	8,200	8,178
HCP, Inc.:
3.4% 2/1/25	7,000	6,645
3.875% 8/15/24	13,000	12,794
Health Care REIT, Inc. 4.125% 4/1/19	13,700	13,803
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,228
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,788
4.5% 1/15/25	4,460	4,355
4.5% 4/1/27	34,977	33,285
4.75% 1/15/28	11,399	10,987
4.95% 4/1/24	2,101	2,136
5.25% 1/15/26	10,420	10,469
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,504
5% 12/15/23	1,140	1,149
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,218
WP Carey, Inc. 4% 2/1/25	9,404	9,145
		182,589
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,513
3.95% 11/15/27	7,910	7,601
4.1% 10/1/24	6,548	6,480
4.55% 10/1/29	7,034	6,952
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,130
3.95% 7/1/22	5,951	6,032
4.75% 10/1/25	6,539	6,772
5.25% 3/15/21	4,138	4,330
Liberty Property LP:
3.375% 6/15/23	3,313	3,258
4.125% 6/15/22	3,219	3,288
4.75% 10/1/20	8,747	9,018
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,606
4.5% 4/18/22	2,016	1,966
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,348
Tanger Properties LP:
3.125% 9/1/26	4,924	4,442
3.75% 12/1/24	4,790	4,601
3.875% 12/1/23	2,716	2,659
Ventas Realty LP:
3.125% 6/15/23	2,534	2,461
3.5% 2/1/25	2,833	2,725
3.75% 5/1/24	7,900	7,809
4% 3/1/28	4,046	3,918
4.125% 1/15/26	2,782	2,756
4.375% 2/1/45	1,322	1,234
		114,899

TOTAL REAL ESTATE		297,488

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,687
3.6% 2/17/23	12,300	12,210
4.45% 4/1/24	854	874
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	75
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,738
5.012% 4/15/49	5,561	5,449
5.012% 8/21/54	23,143	22,059
5.5% 3/16/47	16,500	17,372
		69,464
UTILITIES - 0.5%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,700	3,497
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	5,930
6.4% 9/15/20 (e)	14,254	15,151
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,601
7.375% 11/15/31	35,412	46,563
FirstEnergy Solutions Corp. 6.05% 8/15/21 (j)	12,120	6,121
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,793
3.7% 9/1/24	3,782	3,669
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,047
Nevada Power Co. 6.5% 8/1/18	2,642	2,659
NV Energy, Inc. 6.25% 11/15/20	1,957	2,100
Progress Energy, Inc. 4.4% 1/15/21	405	415
TECO Finance, Inc. 5.15% 3/15/20	164	169
		128,715
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,539
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,333
2.7% 6/15/21	2,321	2,262
3.55% 6/15/26	3,712	3,520
		8,115
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (h)(i)	20,448	19,426
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (h)(i)	5,485	5,375
NiSource Finance Corp. 6.8% 1/15/19	624	639
Puget Energy, Inc. 6% 9/1/21	813	871
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (h)(i)	4,882	4,827
		31,138

TOTAL UTILITIES		170,507

TOTAL NONCONVERTIBLE BONDS
(Cost $3,117,885)		3,108,053

U.S. Government and Government Agency Obligations - 11.1%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$124,435	$118,968
0.875% 2/15/47	28,916	28,463
1% 2/15/46	26,025	26,429
1.375% 2/15/44	104,394	115,119
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	74,439	71,143
0.25% 1/15/25	66,405	64,548
0.375% 1/15/27	30,910	29,950
0.375% 7/15/27	51,009	49,466
0.625% 1/15/26	105,026	104,300

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		608,386

U.S. Treasury Obligations - 9.3%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.9% 7/5/18 to 8/23/18 (k)	15,360	15,307
U.S. Treasury Bonds:
2.75% 11/15/47	94,969	89,953
3% 5/15/45 (l)(m)	30,750	30,684
3% 11/15/45	85,886	85,658
3% 2/15/47	148,375	147,894
3% 5/15/47	52,010	51,793
U.S. Treasury Notes:
1.25% 3/31/21	287,028	276,937
1.25% 10/31/21	441,071	421,619
1.5% 8/15/26	20,991	18,930
1.75% 6/30/22	95,692	92,391
1.875% 3/31/22	207,272	201,548
1.875% 7/31/22	98,619	95,599
2% 12/31/21	442,692	433,285
2.125% 12/31/22	201,389	196,622
2.125% 7/31/24	336,093	323,923
2.125% 11/30/24	154,976	148,928
2.25% 12/31/24	209,453	202,752
2.25% 11/15/27	149,273	141,710
2.375% 5/15/27	31,530	30,335
2.75% 2/15/28	23,600	23,378

TOTAL U.S. TREASURY OBLIGATIONS		3,029,246

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,739,462)		3,637,632

U.S. Government Agency - Mortgage Securities - 0.1%
Fannie Mae - 0.1%
3.5% 6/1/48(g)	12,100	12,059
4% 6/1/48(g)	4,900	5,006
4.5% 6/1/48(g)	2,900	3,027
4.5% 7/1/48(g)	1,750	1,824
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,978)		21,916

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (e)	$8,022	$8,014
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	16,796	17,101
Class AA, 2.487% 12/16/41 (e)	3,860	3,797
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	4,171	4,162
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	417	419
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (e)	6,157	6,029
Class A2II, 4.03% 11/20/47 (e)	10,388	10,242
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (h)(i)	3	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (e)(h)(i)	299	293
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (e)(h)(i)	108	106
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (e)(h)(i)	179	169
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (e)(h)(i)	68	63
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (h)(i)	2,909	2,143
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (h)(i)	1,566	1,561
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (h)(i)	1,620	1,621
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (h)(i)	18	18
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (h)(i)	32	31
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (e)(f)(h)(i)	2,116	1,310
TOTAL ASSET-BACKED SECURITIES
(Cost $52,258)		57,081

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5197% 1/25/35 (h)(i)	401	403
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (h)(i)	285	281
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (h)(i)	346	343
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (h)(i)	17	17
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.5371% 9/25/43 (h)(i)	1,180	1,141

TOTAL PRIVATE SPONSOR		2,185

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	6,982	6,889
Series 2015-H21 Class JA, 2.5% 6/20/65 (n)	7,386	7,354

TOTAL U.S. GOVERNMENT AGENCY		14,243

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,378)		16,428

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (h)(o)	27	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (e)(h)(i)	19	19
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.2971% 11/25/35 (e)(h)(i)	216	209
Class M1, 1 month U.S. LIBOR + 0.440% 2.3371% 11/25/35 (e)(h)(i)	28	27
Class M2, 1 month U.S. LIBOR + 0.490% 2.3871% 11/25/35 (e)(h)(i)	36	35
Class M3, 1 month U.S. LIBOR + 0.510% 2.4071% 11/25/35 (e)(h)(i)	32	31
Class M4, 1 month U.S. LIBOR + 0.600% 2.4971% 11/25/35 (e)(h)(i)	40	39
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (e)(h)(i)	566	531
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (e)(h)(i)	25	20
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (e)(h)(i)	182	170
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (e)(h)(i)	55	51
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (e)(h)(i)	80	73
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (e)(h)(i)	44	41
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (e)(h)(i)	44	36
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (e)(h)(i)	47	36
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.2315% 4/25/36 (e)(h)(i)	83	79
Class M1, 1 month U.S. LIBOR + 0.380% 2.2515% 4/25/36 (e)(h)(i)	30	28
Class M2, 1 month U.S. LIBOR + 0.400% 2.2715% 4/25/36 (e)(h)(i)	31	30
Class M3, 1 month U.S. LIBOR + 0.420% 2.2915% 4/25/36 (e)(h)(i)	27	26
Class M4, 1 month U.S. LIBOR + 0.520% 2.3915% 4/25/36 (e)(h)(i)	15	14
Class M5, 1 month U.S. LIBOR + 0.560% 2.4315% 4/25/36 (e)(h)(i)	15	14
Class M6, 1 month U.S. LIBOR + 0.640% 2.5115% 4/25/36 (e)(h)(i)	30	28
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/36 (e)(h)(i)	71	68
Class M2, 1 month U.S. LIBOR + 0.330% 2.2271% 7/25/36 (e)(h)(i)	50	47
Class M3, 1 month U.S. LIBOR + 0.350% 2.2471% 7/25/36 (e)(h)(i)	41	39
Class M4, 1 month U.S. LIBOR + 0.420% 2.3171% 7/25/36 (e)(h)(i)	28	27
Class M5, 1 month U.S. LIBOR + 0.470% 2.3671% 7/25/36 (e)(h)(i)	34	33
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (e)(h)(i)	24	20
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 12/25/36 (e)(h)(i)	1,519	1,440
Class M1, 1 month U.S. LIBOR + 0.290% 2.1871% 12/25/36 (e)(h)(i)	101	93
Class M2, 1 month U.S. LIBOR + 0.310% 2.2071% 12/25/36 (e)(h)(i)	67	60
Class M3, 1 month U.S. LIBOR + 0.340% 2.2371% 12/25/36 (e)(h)(i)	68	58
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (e)(h)(i)	330	306
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (e)(h)(i)	347	341
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (e)(h)(i)	325	318
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (e)(h)(i)	114	103
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (e)(h)(i)	63	55
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (e)(h)(i)	51	40
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (e)(h)(i)	342	319
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (e)(h)(i)	68	62
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (e)(h)(i)	73	65
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (e)(h)(i)	114	98
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (e)(h)(i)	179	150
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (e)(h)(i)	70	66
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(o)	653	22
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(h)(o)	10,894	0
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(h)	7,930	7,935
Class CFX, 3.4949% 12/15/34 (e)(h)	6,656	6,638
Class DFX, 3.4949% 12/15/34 (e)(h)	5,641	5,613
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (e)(h)	10,024	9,774
Class B, 4.181% 11/15/34 (e)	3,538	3,481
Class C, 5.205% 11/15/34 (e)	2,482	2,470
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,942	3,964
Class D, 5.513% 12/15/43 (h)	2,102	2,019
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,899)		47,261

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,803
7.5% 4/1/34	8,780	12,348
7.55% 4/1/39	17,675	26,323
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,366
Series 2010 C1, 7.781% 1/1/35	13,980	16,073
Series 2012 B, 5.432% 1/1/42	6,845	6,387
6.05% 1/1/29	430	438
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,748	1,748
4.95% 6/1/23	8,975	9,232
5.1% 6/1/33	16,965	16,329
Series 2010-1, 6.63% 2/1/35	17,960	19,096
Series 2010-3:
5.547% 4/1/19	185	188
6.725% 4/1/35	10,580	11,161
7.35% 7/1/35	5,140	5,687
Series 2010-5, 6.2% 7/1/21	3,296	3,414
Series 2011, 5.877% 3/1/19	26,600	27,118
Series 2013, 4% 12/1/20	7,040	7,009
TOTAL MUNICIPAL SECURITIES
(Cost $160,776)		165,720

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $3,826)	$3,841	$3,545

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	8,837	8,696
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,806
3.1% 6/4/20	11,505	11,461
8.7% 11/18/19	745	798
RBS Citizens NA 2.5% 3/14/19	5,410	5,400
Synchrony Bank 3.65% 5/24/21	8,499	8,520
TOTAL BANK NOTES
(Cost $45,933)		45,681
	Shares	Value (000s)

Fixed-Income Funds - 9.3%
Fidelity High Income Central Fund 2 (p)	6,372,306	$711,149
Fidelity Mortgage Backed Securities Central Fund (p)	22,126,950	2,333,066
TOTAL FIXED-INCOME FUNDS
(Cost $3,011,616)		3,044,215

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.76% (q)	1,190,502,923	1,190,741
Fidelity Securities Lending Cash Central Fund 1.76% (q)(r)	127,580,555	127,593
TOTAL MONEY MARKET FUNDS
(Cost $1,318,256)		1,318,334
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $27,829,344)		32,716,674
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(55,109)
NET ASSETS - 100%		$32,661,565

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 6/1/48
(Proceeds $1,827)	$(1,750)	$(1,827)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,354	June 2018	$318,437	$2,858	$2,858

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(153)	$0	$(153)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,143,000 or 0.1% of net assets.

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $332,600,000 or 1.0% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Non-income producing - Security is in default.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,888,000.

 (l) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $114,000.

 (m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $42,000.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd.	5/16/18	$27,888
Centennial Resource Development, Inc. Class A	12/28/16	$9,298

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,992
Fidelity High Income Central Fund 2	35,060
Fidelity Mortgage Backed Securities Central Fund	43,613
Fidelity Securities Lending Cash Central Fund	1,802
Total	$90,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$725,041	$--	$--	$--	$(13,892)	$711,149	81.2%
Fidelity Mortgage Backed Securities Central Fund	1,948,228	450,509(a)	--	--	(65,671)	2,333,066	32.2%
Total	$2,673,269	$450,509	$--	$--	$(79,563)	$3,044,215

 (a) Includes the value of shares purchased through in-kind transactions.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$31,782	$--	$8,954	$--	$(8,959)	$(4,495)	$--
Sunrun, Inc.	45,210	48,413	--	--	--	52,711	146,334
Vivint Solar, Inc.	22,401	8,738	--	--	--	(3,015)	28,124
Yext, Inc.	52,599	14,024	32,215	--	(434)	9,390	--
Total	$151,992	$71,175	$41,169	$--	$(9,393)	$54,591	$174,458

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,123,711	$3,123,711	$--	$--
Consumer Staples	1,348,867	1,279,252	69,615	--
Energy	1,327,203	1,327,203	--	--
Financials	2,872,188	2,872,188	--	--
Health Care	2,983,476	2,926,344	57,132	--
Industrials	2,271,154	2,191,925	79,229	--
Information Technology	5,192,509	5,170,527	21,982	--
Materials	596,361	596,361	--	--
Real Estate	606,288	578,400	--	27,888
Telecommunication Services	330,957	330,957	--	--
Utilities	598,094	598,094	--	--
Corporate Bonds	3,108,053	--	3,108,053	--
U.S. Government and Government Agency Obligations	3,637,632	--	3,637,632	--
U.S. Government Agency - Mortgage Securities	21,916	--	21,916	--
Asset-Backed Securities	57,081	--	55,771	1,310
Collateralized Mortgage Obligations	16,428	--	16,428	--
Commercial Mortgage Securities	47,261	--	47,261	--
Municipal Securities	165,720	--	165,720	--
Foreign Government and Government Agency Obligations	3,545	--	3,545	--
Bank Notes	45,681	--	45,681	--
Fixed-Income Funds	3,044,215	3,044,215	--	--
Money Market Funds	1,318,334	1,318,334	--	--
Total Investments in Securities:	$32,716,674	$25,357,511	$7,329,965	$29,198
Derivative Instruments:
Assets
Futures Contracts	$2,858	$2,858	$--	$--
Total Assets	$2,858	$2,858	$--	$--
Liabilities
Swaps	$(153)	$--	$(153)	$--
Total Liabilities	$(153)	$--	$(153)	$--
Total Derivative Instruments:	$2,705	$2,858	$(153)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,827)	$--	$(1,827)	$--
Total Other Financial Instruments:	$(1,827)	$--	$(1,827)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

May 31, 2018

PUR-QTLY-0718
1.800346.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.0%
Aptiv PLC	18,393	$1,793
UC Holdings, Inc. (a)	18,330	466
		2,259
Automobiles - 0.0%
General Motors Co.	59,598	2,545
General Motors Co. warrants 7/10/19 (b)	8,394	206
		2,751
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	81,500	3,077
Eldorado Resorts, Inc. (b)	1,326,400	59,953
Extended Stay America, Inc. unit	51,900	1,092
Golden Entertainment, Inc. (b)	130,400	3,980
Hilton Worldwide Holdings, Inc.	1,341,633	108,283
Marriott International, Inc. Class A	358,800	48,567
McDonald's Corp.	1,050,100	168,027
Penn National Gaming, Inc. (b)	161,400	5,501
Red Rock Resorts, Inc.	153,655	5,292
Royal Caribbean Cruises Ltd.	688,300	72,258
Vail Resorts, Inc.	614,627	147,996
		624,026
Household Durables - 0.5%
Lennar Corp. Class A	1,082,100	55,988
TRI Pointe Homes, Inc. (b)	5,224,300	90,171
		146,159
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (b)	315,800	514,634
Netflix, Inc. (b)	214,800	75,524
		590,158
Media - 2.7%
Charter Communications, Inc. Class A (b)	142,164	37,110
Comcast Corp. Class A	1,619,700	50,502
Lions Gate Entertainment Corp. Class B	1,472,385	32,142
Live Nation Entertainment, Inc. (b)	2,956,300	126,027
LiveXLive Media, Inc. (b)(c)	4,020,000	17,567
The Void LLC (a)(d)(e)	40,946	20,000
The Walt Disney Co.	1,217,200	121,075
Time Warner, Inc.	497,700	46,863
Tribune Media Co. Class A	13,773	494
tronc, Inc. (b)	3,443	55
Twenty-First Century Fox, Inc. Class A	2,683,900	103,464
Vice Holding, Inc. (a)(b)(e)	86,301	141,909
WME Entertainment Parent, LLC Class A (a)(b)(d)(e)	25,595,704	63,989
		761,197
Specialty Retail - 1.4%
Burlington Stores, Inc. (b)	469,900	68,723
Home Depot, Inc.	1,410,700	263,166
TJX Companies, Inc.	639,800	57,787
		389,676
Textiles, Apparel & Luxury Goods - 2.4%
Brunello Cucinelli SpA	1,540,200	61,670
Christian Dior SA	202,800	86,346
Hermes International SCA	81,100	57,720
Kering SA	144,200	82,552
LVMH Moet Hennessy - Louis Vuitton SA	93,014	32,387
NIKE, Inc. Class B	974,800	69,991
PVH Corp.	765,000	122,400
Ralph Lauren Corp.	513,300	69,080
Tory Burch LLC:
Class A (a)(d)(e)	702,741	49,747
Class B (a)(d)(e)	324,840	24,105
		655,998

TOTAL CONSUMER DISCRETIONARY		3,172,224

CONSUMER STAPLES - 3.6%
Beverages - 1.7%
Coca-Cola European Partners PLC	1,322,400	50,212
Constellation Brands, Inc. Class A (sub. vtg.)	371,600	82,897
Dr. Pepper Snapple Group, Inc.	464,700	55,439
Monster Beverage Corp. (b)	1,396,200	71,430
PepsiCo, Inc.	994,000	99,649
The Coca-Cola Co.	2,443,200	105,058
		464,685
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	459,100	91,012
Walmart, Inc.	1,938,800	160,029
		251,041
Food Products - 0.1%
The J.M. Smucker Co.	405,400	43,581
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	611,700	91,412
L'Oreal SA (b)	10,600	2,548
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,140,000	119,345
		213,305
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	747,500	38,370

TOTAL CONSUMER STAPLES		1,010,982

ENERGY - 4.1%
Energy Equipment & Services - 0.0%
GulfMark Offshore, Inc.:
warrants 10/21/42 (b)	8,251	281
warrants 11/14/42 (b)	23,695	806
		1,087
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	2,267,200	158,251
ANR, Inc. (b)	1,903	52
Ascent Resources Marcellus Holdings, Inc. (a)	200,555	598
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (a)(b)	51,925	0
Cheniere Energy, Inc. (b)	523,900	34,902
Chevron Corp.	1,526,500	189,744
ConocoPhillips Co.	1,700,600	114,603
Contura Energy, Inc.	10	1
Contura Energy, Inc. warrants 7/26/23 (b)	220	6
EOG Resources, Inc.	1,363,800	160,669
Golar LNG Ltd.	542,100	14,084
LINN Energy, Inc. (b)	49,484	1,984
Marathon Petroleum Corp.	450,600	35,611
Phillips 66 Co.	972,600	113,298
Pioneer Natural Resources Co.	104,000	20,082
Southwestern Energy Co. (b)	272,435	1,289
Suncor Energy, Inc.	4,393,100	174,965
Valero Energy Corp.	711,200	86,197
Whiting Petroleum Corp. (b)	965,600	50,617
		1,156,953

TOTAL ENERGY		1,158,040

FINANCIALS - 10.4%
Banks - 5.3%
Bank of America Corp.	12,333,200	358,156
Citigroup, Inc.	3,213,340	214,298
Comerica, Inc.	303,600	28,626
First Republic Bank	50,000	4,980
Huntington Bancshares, Inc.	5,565,300	82,756
JPMorgan Chase & Co.	3,690,223	394,891
Regions Financial Corp.	1,570,300	28,642
Signature Bank (b)	323,400	41,230
SunTrust Banks, Inc.	1,128,500	76,185
Wells Fargo & Co.	4,647,040	250,894
		1,480,658
Capital Markets - 2.5%
Apollo Global Management LLC Class A	1,394,200	43,666
BlackRock, Inc. Class A	248,200	132,596
Charles Schwab Corp.	1,021,200	56,799
E*TRADE Financial Corp. (b)	1,453,800	92,098
Goldman Sachs Group, Inc.	209,600	47,344
Morgan Stanley	1,370,100	68,697
Motors Liquidation Co. GUC Trust (b)	28,150	281
S&P Global, Inc.	328,800	64,938
TD Ameritrade Holding Corp.	3,009,000	178,133
		684,552
Consumer Finance - 0.9%
American Express Co.	495,600	48,717
Capital One Financial Corp.	1,667,200	156,717
Synchrony Financial	1,705,900	59,075
		264,509
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (b)	955,100	182,930
Insurance - 1.0%
Hartford Financial Services Group, Inc.	942,100	49,300
MetLife, Inc.	3,737,800	171,901
The Travelers Companies, Inc.	554,400	71,251
		292,452

TOTAL FINANCIALS		2,905,101

HEALTH CARE - 9.5%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (b)	860,504	15,575
Amgen, Inc.	1,470,700	264,167
Audentes Therapeutics, Inc. (b)	1,349,700	51,154
Blueprint Medicines Corp. (b)	121,200	10,190
Neurocrine Biosciences, Inc. (b)	552,100	53,145
Sarepta Therapeutics, Inc. (b)	497,600	46,700
Spark Therapeutics, Inc. (b)	238,400	19,022
Vertex Pharmaceuticals, Inc. (b)	879,100	135,381
Xencor, Inc. (b)	151,100	6,046
		601,380
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (b)	106,200	35,253
Baxter International, Inc.	557,700	39,507
Becton, Dickinson & Co.	1,104,700	244,790
Boston Scientific Corp. (b)	9,731,400	295,737
Corindus Vascular Robotics, Inc. (b)(f)	1,315,800	987
Corindus Vascular Robotics, Inc. (b)(e)	5,000,000	3,751
Danaher Corp.	1,195,100	118,650
DexCom, Inc. (b)	478,804	42,130
Edwards Lifesciences Corp. (b)	629,200	86,395
Integra LifeSciences Holdings Corp. (b)	596,000	38,466
Intuitive Surgical, Inc. (b)	238,500	109,631
Stryker Corp.	475,900	82,816
		1,098,113
Health Care Providers & Services - 2.3%
HCA Holdings, Inc.	866,500	89,371
HealthSouth Corp.	15	1
Humana, Inc.	662,500	192,774
UnitedHealth Group, Inc.	1,445,900	349,199
		631,345
Health Care Technology - 0.1%
Teladoc, Inc. (b)	352,600	17,947
Pharmaceuticals - 1.1%
Allergan PLC	32,856	4,955
Amneal Pharmaceuticals, Inc. (b)	1,044,400	20,616
AstraZeneca PLC sponsored ADR	1,661,600	61,529
Jazz Pharmaceuticals PLC (b)	788,546	133,264
Nektar Therapeutics (b)	284,800	22,861
The Medicines Company (b)	761,000	25,767
TherapeuticsMD, Inc. (b)(f)	3,536,926	20,903
Theravance Biopharma, Inc. (b)	1,116,700	27,180
		317,075

TOTAL HEALTH CARE		2,665,860

INDUSTRIALS - 5.8%
Aerospace & Defense - 1.9%
Bombardier, Inc. Class B (sub. vtg.) (b)	6,439,100	24,235
General Dynamics Corp.	266,700	53,796
Huntington Ingalls Industries, Inc.	352,800	77,993
Lockheed Martin Corp.	218,300	68,664
Northrop Grumman Corp.	675,700	221,123
Raytheon Co.	433,100	90,734
Space Exploration Technologies Corp.:
Class A (a)(b)(e)	41,122	6,950
Class C (a)(e)	5,607	948
		544,443
Air Freight & Logistics - 0.4%
FedEx Corp.	473,900	118,058
Building Products - 0.2%
Allegion PLC	602,100	46,019
Commercial Services & Supplies - 0.1%
Evoqua Water Technologies Corp. (b)	769,000	14,834
TulCo LLC (a)(d)(e)	42,857	15,000
		29,834
Construction & Engineering - 0.2%
EMCOR Group, Inc.	260,700	19,795
Fluor Corp.	545,100	26,568
Keane Group, Inc. (b)	250,000	3,663
		50,026
Electrical Equipment - 0.5%
AMETEK, Inc.	567,000	41,408
Fortive Corp.	791,800	57,556
Hubbell, Inc. Class B	294,500	31,715
		130,679
Industrial Conglomerates - 0.2%
General Electric Co.	3,526,100	49,647
Machinery - 1.4%
Allison Transmission Holdings, Inc.	2,411,300	99,611
Caterpillar, Inc.	317,000	48,155
Deere & Co.	1,027,000	153,547
WABCO Holdings, Inc. (b)	667,800	80,757
		382,070
Road & Rail - 0.9%
CSX Corp.	2,573,400	166,370
Norfolk Southern Corp.	607,200	92,082
		258,452
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (b)	22,500	3,590

TOTAL INDUSTRIALS		1,612,818

INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	677,600	58,904
CDW Corp.	67,100	5,371
E Ink Holdings, Inc. GDR (g)	140,100	1,597
		65,872
Internet Software & Services - 5.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	486,000	96,233
Alphabet, Inc. Class C (b)	821,483	891,300
Dropbox, Inc. Class A (b)	93,600	2,807
Facebook, Inc. Class A (b)	2,214,660	424,727
Mail.Ru Group Ltd. GDR (b)(g)	77,400	2,195
Pandora Media, Inc. (b)(f)	4,324,994	31,226
Spotify Technology SA (b)(f)	226,200	35,674
Tencent Holdings Ltd. sponsored ADR (f)	936,300	47,815
		1,531,977
IT Services - 3.0%
Accenture PLC Class A	98,800	15,387
Cognizant Technology Solutions Corp. Class A	585,600	44,125
Global Payments, Inc.	724,600	80,547
MasterCard, Inc. Class A	1,285,600	244,418
PayPal Holdings, Inc. (b)	619,100	50,810
Square, Inc. (b)	720,200	41,952
Visa, Inc. Class A	2,851,200	372,709
		849,948
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	1,017,700	98,900
ASML Holding NV	293,800	57,776
Broadcom, Inc.	314,630	79,309
Cypress Semiconductor Corp.	1,614	27
Intel Corp.	2,276,200	125,646
Marvell Technology Group Ltd.	4,137,100	89,113
NVIDIA Corp.	388,300	97,925
Qorvo, Inc. (b)	474,000	38,039
Texas Instruments, Inc.	300,600	33,640
		620,375
Software - 4.7%
Activision Blizzard, Inc.	1,180,996	83,744
Adobe Systems, Inc. (b)	1,033,500	257,631
Atom Tickets LLC (a)(d)(e)	2,580,511	15,000
Deem, Inc. (a)(b)(e)	124,895	62
Microsoft Corp.	7,172,800	708,960
Red Hat, Inc. (b)	169,800	27,579
Salesforce.com, Inc. (b)	1,314,400	169,991
Workday, Inc. Class A (b)	273,600	35,831
		1,298,798
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	3,520,000	657,782

TOTAL INFORMATION TECHNOLOGY		5,024,752

MATERIALS - 2.2%
Chemicals - 1.6%
CF Industries Holdings, Inc.	669,400	27,539
DowDuPont, Inc.	3,652,522	234,163
FMC Corp.	232,900	20,283
LyondellBasell Industries NV Class A	887,998	99,562
Olin Corp.	978,500	31,635
The Chemours Co. LLC	742,875	36,393
		449,575
Construction Materials - 0.1%
Eagle Materials, Inc.	219,000	23,735
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	3,980,200	67,265
Newmont Mining Corp.	1,281,700	49,897
Randgold Resources Ltd. sponsored ADR	392,700	31,228
Warrior Metropolitan Coal, Inc.	242	7
		148,397

TOTAL MATERIALS		621,707

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	860,100	119,012
Ant International Co. Ltd. (a)(e)(h)	1,782,512	10,000
Gaming & Leisure Properties	126,400	4,437
Omega Healthcare Investors, Inc.	181,000	5,548
		138,997
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Iliad SA	28,725	4,868
UTILITIES - 1.0%
Electric Utilities - 0.6%
FirstEnergy Corp.	1,746,700	60,121
NextEra Energy, Inc.	302,600	50,174
PPL Corp.	410,800	11,223
Xcel Energy, Inc.	746,300	33,972
		155,490
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	1,902,400	65,119
The AES Corp.	4,089,300	52,139
		117,258

TOTAL UTILITIES		272,748

TOTAL COMMON STOCKS
(Cost $12,394,480)		18,588,097

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(e)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(b)(e)	196,700	6,635
Series E (a)(e)	1,020,158	20,000
		26,635
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(b)(e)	461,642	16,698
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(b)(e)	508,444	27,566
Series F (a)(e)	157,251	8,526
		36,092
Textiles, Apparel & Luxury Goods - 0.2%
Generation Bio Series B (a)(e)	370,500	3,388
Goop International Holdings, Inc. Series C (a)(e)	1,881,874	20,000
Rent the Runway, Inc. Series E (a)(b)(e)	1,378,930	30,006
		53,394

TOTAL CONSUMER DISCRETIONARY		132,841

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(e)	8,512,822	426
Mulberry Health, Inc. (a)(e)	700,782	5,000
Mulberry Health, Inc. (a)(e)	58,145	415
Mulberry Health, Inc. Series A8 (a)(b)(e)	2,960,879	21,126
		26,967
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(e)	51,921	8,775
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Lyft, Inc. Series H (a)(e)	754,791	30,000
Uber Technologies, Inc. Series D, 8.00% (a)(b)(e)	1,611,548	64,462
		94,462
Software - 0.1%
Jello Labs, Inc. Series C (a)(b)(e)	1,050,307	12,016

TOTAL INFORMATION TECHNOLOGY		106,478

UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	42,400	4,168
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $236,217)		279,229
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 12.8%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	368
3.5% 1/15/31 (g)	4,584	2,724
		3,092
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	4,650	4,295
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc.:
2% 3/22/20 (a)(e)	386	386
2% 3/22/20 (a)(e)	386	386
		772

TOTAL CONVERTIBLE BONDS		8,159

Nonconvertible Bonds - 12.8%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,543
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,007
3.5% 7/10/19	17,868	17,981
4% 1/15/25	6,368	6,246
4.25% 5/15/23	3,285	3,327
4.375% 9/25/21	11,267	11,537
		55,641
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,170	4,410
Service Corp. International 5.375% 1/15/22	505	511
		4,921
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc.:
5% 2/1/28 (g)	2,480	2,387
5.125% 1/15/24	4,620	4,692
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(i)	2,861	1,931
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,682
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	1,440	1,440
5.375% 4/15/26	735	729
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	3,059
8.75% 10/1/25 (g)	1,385	1,444
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (g)	3,650	3,563
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	600	621
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,872
4.875% 4/1/27	1,165	1,115
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,246
5% 6/1/24 (g)	3,275	3,250
Merlin Entertainments PLC 5.75% 6/15/26 (g)	7,500	7,552
MGM Mirage, Inc. 6% 3/15/23	1,630	1,687
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	339
Scientific Games Corp.:
5% 10/15/25 (g)	2,335	2,253
6.25% 9/1/20	580	581
6.625% 5/15/21	5,350	5,457
10% 12/1/22	6,840	7,336
Silversea Cruises 7.25% 2/1/25 (g)	745	777
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,196
Studio City Finance Ltd. 8.5% 12/1/20 (g)	1,000	1,005
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,221
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,191
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (g)	2,180	2,175
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,120
5.5% 10/1/27 (g)	1,445	1,394
		64,315
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	793
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	629
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	909
5.75% 10/15/20	4,433	4,455
7% 7/15/24 (g)	1,160	1,190
William Lyon Homes, Inc.:
5.875% 1/31/25	1,115	1,060
7% 8/15/22	2,585	2,643
		11,679
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26	3,415	3,212
4.875% 4/15/28 (g)	1,735	1,648
5.875% 11/15/28 (g)	2,195	2,215
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (g)	3,785	3,662
6% 4/1/23	2,475	2,509
		13,246
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (g)	5,475	5,341
Media - 0.7%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,702
Altice SA:
7.625% 2/15/25 (g)	4,905	4,341
7.75% 5/15/22 (g)	10,065	9,662
Altice U.S. Finance SA:
5.375% 7/15/23 (g)	2,375	2,339
7.75% 7/15/25 (g)	1,655	1,713
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,250	1,206
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,292
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,472
Cable One, Inc. 5.75% 6/15/22 (g)	895	912
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,576
5.125% 5/1/27 (g)	6,275	5,875
5.25% 3/15/21	3,375	3,400
5.5% 5/1/26 (g)	1,035	999
5.75% 1/15/24	4,235	4,246
5.75% 2/15/26 (g)	5,010	4,908
5.875% 5/1/27 (g)	3,385	3,328
Cengage Learning, Inc. 9.5% 6/15/24 (g)	5,685	4,690
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (g)	3,610	3,615
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,856
4.908% 7/23/25	5,177	5,264
5.375% 5/1/47	7,968	7,401
6.484% 10/23/45	1,983	2,108
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,232
Clear Channel International BV 8.75% 12/15/20 (g)	430	446
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	770
7.625% 3/15/20	585	581
7.625% 3/15/20	3,205	3,193
CSC Holdings LLC:
5.375% 2/1/28(g)	2,075	1,940
5.5% 4/15/27(g)	8,830	8,455
DISH DBS Corp.:
5% 3/15/23	2,675	2,311
5.875% 7/15/22	2,655	2,482
6.75% 6/1/21	3,515	3,515
E.W. Scripps Co. 5.125% 5/15/25 (g)	695	658
Lamar Media Corp. 5.375% 1/15/24	630	639
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (g)	4,166	3,895
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(j)	6,613	6,518
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	679
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,632
5.375% 4/15/25 (g)	1,490	1,473
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,703
4.5% 9/15/42	1,489	1,250
5.5% 9/1/41	2,304	2,208
6.55% 5/1/37	10,296	11,171
6.75% 7/1/18	1,581	1,585
7.3% 7/1/38	3,823	4,507
8.25% 4/1/19	10,176	10,617
Time Warner, Inc. 2.1% 6/1/19	10,446	10,373
Viacom, Inc.:
5.875% 2/28/57 (j)	1,375	1,348
6.25% 2/28/57 (j)	1,850	1,813
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,058
6% 1/15/27 (g)	4,760	4,451
		206,408
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (g)	4,870	4,310
Lithia Motors, Inc. 5.25% 8/1/25 (g)	1,065	1,046
Sonic Automotive, Inc. 5% 5/15/23	195	187
		5,543
TOTAL CONSUMER DISCRETIONARY		367,094
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	13,917
3.3% 2/1/23	15,133	15,048
4.7% 2/1/36	14,328	14,700
4.9% 2/1/46	9,290	9,643
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,024	6,968
		60,276
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	2,002
6.625% 6/15/24	870	818
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,635
7.45% 8/1/29	195	156
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (g)(i)	2,335	2,335
9.375% 9/15/18 pay-in-kind (g)(i)(j)	2,674	1,564
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,394
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	688
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,162
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,040
Rite Aid Corp.:
6.875% 12/15/28 (g)(j)	3,505	2,839
7.7% 2/15/27	3,085	2,684
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (g)(i)	2,955	1,581
		21,898
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	5,034
5.15% 3/15/34	3,065	2,839
5.375% 3/15/44	2,305	2,034
Darling International, Inc. 5.375% 1/15/22	745	759
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	5,924
5.875% 7/15/24 (g)	1,500	1,436
6.75% 2/15/28 (g)	3,150	2,977
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	507
5.875% 9/30/27 (g)	935	879
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	904
Post Holdings, Inc.:
5.5% 3/1/25 (g)	2,160	2,128
5.75% 3/1/27 (g)	4,110	3,975
		29,396
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (g)	2,195	2,115
Prestige Brands, Inc. 6.375% 3/1/24 (g)	1,370	1,349
		3,464
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,934
4% 1/31/24	3,123	3,180
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,419
4.25% 7/21/25 (g)	6,420	6,418
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,235
3.25% 6/12/20	1,273	1,274
4% 6/12/22	4,375	4,422
4.45% 6/12/25	3,173	3,210
4.85% 9/15/23	7,000	7,330
5.7% 8/15/35	1,646	1,801
5.85% 8/15/45	5,525	6,135
7.25% 6/15/37	6,101	7,774
Vector Group Ltd. 6.125% 2/1/25 (g)	4,285	4,199
		59,331
TOTAL CONSUMER STAPLES		174,365
ENERGY - 2.1%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	5,986
6.5% 4/1/20	2,937	3,101
Ensco PLC:
4.5% 10/1/24	3,510	2,922
5.2% 3/15/25	660	553
7.75% 2/1/26	1,600	1,524
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,621
6% 10/1/22	1,145	1,144
FTS International, Inc. 6.25% 5/1/22	2,985	3,015
Halliburton Co.:
3.8% 11/15/25	3,469	3,458
4.85% 11/15/35	3,029	3,187
Jonah Energy LLC 7.25% 10/15/25 (g)	2,565	2,030
Noble Holding International Ltd.:
6.05% 3/1/41	80	56
6.2% 8/1/40	2,270	1,623
7.7% 4/1/25 (j)	2,995	2,733
7.75% 1/15/24	3,517	3,297
7.875% 2/1/26 (g)	1,405	1,431
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)(i)	6,780	3,458
Pride International, Inc. 7.875% 8/15/40	2,554	2,254
SESI LLC 7.75% 9/15/24	985	1,022
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,229
Weatherford International, Inc. 9.875% 3/1/25 (g)	5,745	5,616
		57,260
Oil, Gas & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(i)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,667
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,224
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,257
5.55% 3/15/26	4,888	5,288
6.6% 3/15/46	6,640	8,236
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	769
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	1,835	1,863
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,809
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	5,089
California Resources Corp. 8% 12/15/22 (g)	11,030	9,734
Callon Petroleum Co. 6.125% 10/1/24	730	736
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,925
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	6,229
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,590	3,568
5.875% 3/31/25	2,210	2,307
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5977% 4/15/19 (j)(k)	2,150	2,145
4.875% 4/15/22	5,325	5,179
5.75% 3/15/23	1,800	1,692
8% 12/15/22 (g)	1,994	2,109
8% 1/15/25	8,600	8,546
8% 6/15/27	8,085	8,024
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,471
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,213
3.3% 6/1/20	5,938	5,925
4.5% 6/1/25	1,813	1,828
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (g)(j)(k)	3,895	3,893
6.5% 5/15/26 (g)	2,995	2,973
6.875% 6/15/25 (g)	4,640	4,733
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	663
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,170
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,704
5.35% 3/15/20 (g)	5,174	5,303
5.85% 5/21/43 (g)(j)	955	883
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,118
3.875% 3/15/23	2,327	2,240
4.95% 4/1/22	1,048	1,061
5.6% 4/1/44	1,686	1,610
Denbury Resources, Inc.:
4.625% 7/15/23	4,810	4,016
5.5% 5/1/22	2,000	1,765
6.375% 8/15/21	610	567
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	3,988
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,504
Enable Midstream Partners LP:
2.4% 5/15/19 (j)	1,656	1,645
3.9% 5/15/24 (j)	1,746	1,697
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,707
4.375% 10/15/20	4,351	4,442
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,396
5.5% 12/1/46	2,759	3,006
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	652
5.75% 1/30/28 (g)	670	658
Energy Transfer Equity LP 5.5% 6/1/27	2,370	2,403
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (g)	4,865	4,950
8% 11/29/24 (g)	990	980
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (g)	1,000	1,048
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	2,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (g)	6,625	6,608
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,585
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,074
3.5% 3/1/21	2,994	2,993
6.55% 9/15/40	674	740
Kinder Morgan, Inc. 5% 2/15/21 (g)	3,749	3,881
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,319
MEG Energy Corp.:
6.375% 1/30/23 (g)	1,565	1,412
7% 3/31/24(g)	3,830	3,457
MPLX LP 4.875% 12/1/24	3,335	3,475
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,032
Nexen, Inc. 6.2% 7/30/19	1,865	1,931
NGPL PipeCo LLC:
4.375% 8/15/22 (g)	415	414
4.875% 8/15/27 (g)	415	403
Oasis Petroleum, Inc. 6.875% 3/15/22	563	571
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,563
5.625% 10/15/27 (g)	780	770
6.25% 6/1/24 (g)	4,225	4,362
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,475	1,528
7.25% 6/15/25	1,820	1,888
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,785	2,809
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	557
6.375% 3/31/25 (g)	680	706
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,456
5.625% 5/20/43	11,155	9,314
7.25% 3/17/44	28,868	27,136
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,249
4.5% 1/23/26	6,398	5,960
4.625% 9/21/23	10,200	9,989
4.875% 1/24/22	2,315	2,327
4.875% 1/18/24	5,974	5,854
5.375% 3/13/22	3,625	3,715
5.5% 1/21/21	12,842	13,184
5.5% 6/27/44	7,252	6,058
5.625% 1/23/46	6,203	5,248
6% 3/5/20	2,593	2,688
6.375% 1/23/45	13,324	12,171
6.5% 3/13/27	5,590	5,692
6.5% 6/2/41	7,783	7,254
6.75% 9/21/47	20,424	19,299
6.875% 8/4/26	12,000	12,659
8% 5/3/19	2,772	2,866
Phillips 66 Co. 4.3% 4/1/22	5,338	5,530
Phillips 66 Partners LP 2.646% 2/15/20	527	522
Range Resources Corp. 4.875% 5/15/25	1,040	978
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	616
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,092
SemGroup Corp. 7.25% 3/15/26	2,140	2,097
Shell International Finance BV 4.375% 5/11/45	6,392	6,617
SM Energy Co.:
5% 1/15/24	1,585	1,486
5.625% 6/1/25	1,670	1,599
6.125% 11/15/22	1,895	1,923
6.5% 11/15/21	745	758
6.5% 1/1/23	80	81
6.75% 9/15/26	805	815
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,901
Southwestern Energy Co.:
6.7% 1/23/25 (j)	3,470	3,409
7.5% 4/1/26	1,470	1,521
7.75% 10/1/27	1,090	1,139
Src Energy, Inc. 6.25% 12/1/25 (g)	960	977
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (g)	1,630	1,557
5.5% 2/15/26 (g)	1,385	1,311
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	994
5.875% 4/15/26 (g)	1,095	1,100
6.75% 3/15/24	7,000	7,368
Teekay Corp. 8.5% 1/15/20	5,705	5,890
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	3,031
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,266
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,033
4.55% 6/24/24	19,902	19,977
Ultra Resources, Inc.:
6.875% 4/15/22 (g)	1,300	873
7.125% 4/15/25 (g)	1,115	691
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,653
5.375% 6/1/21	16,313	16,969
Whiting Petroleum Corp. 6.625% 1/15/26 (g)	1,005	1,029
Williams Partners LP:
3.6% 3/15/22	5,146	5,126
3.9% 1/15/25	1,767	1,724
4% 11/15/21	2,349	2,374
4.3% 3/4/24	4,038	4,071
4.5% 11/15/23	2,564	2,627
WPX Energy, Inc. 8.25% 8/1/23	1,070	1,214
		528,744
TOTAL ENERGY		586,004
FINANCIALS - 4.5%
Banks - 2.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,773
5.5% 7/12/20 (g)	16,673	17,035
5.75% 9/26/23 (g)	5,082	5,244
6.369% 6/16/18 (g)	10,462	10,457
6.5% 6/10/19 (g)	1,763	1,808
Bank of America Corp.:
2.6% 1/15/19	9,538	9,536
2.65% 4/1/19	28,149	28,149
3.004% 12/20/23 (j)	57,008	55,334
3.419% 12/20/28 (j)	8,042	7,598
3.5% 4/19/26	7,374	7,143
3.705% 4/24/28 (j)	7,919	7,637
3.95% 4/21/25	5,678	5,576
4.2% 8/26/24	9,221	9,298
4.25% 10/22/26	5,465	5,459
Barclays PLC:
2.75% 11/8/19	4,598	4,573
4.375% 1/12/26	8,817	8,575
BB&T Corp. 3.95% 3/22/22	1,495	1,528
CIT Group, Inc.:
4.125% 3/9/21	1,570	1,570
5.25% 3/7/25	1,310	1,330
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,251
2.5% 7/29/19	32,442	32,361
2.7% 10/27/22	32,987	31,813
3.142% 1/24/23 (j)	5,705	5,613
4.05% 7/30/22	14,700	14,898
4.3% 11/20/26	12,000	11,842
5.5% 9/13/25	9,791	10,464
Citizens Bank NA 2.55% 5/13/21	2,268	2,222
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,695
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,371
3.75% 3/26/25	6,420	6,195
3.8% 9/15/22	9,940	9,949
3.8% 6/9/23	12,454	12,353
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,241
Discover Bank 7% 4/15/20	3,075	3,258
Fifth Third Bancorp:
3.5% 3/15/22	529	531
4.5% 6/1/18	418	418
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,915
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,781
Huntington National Bank:
2% 6/30/18	13,000	12,997
2.2% 4/1/19	2,700	2,689
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	5,678	5,177
5.71% 1/15/26 (g)	11,537	10,638
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,327
3.875% 9/10/24	12,321	12,201
4.125% 12/15/26	49,975	49,705
KeyCorp. 5.1% 3/24/21	519	544
Rabobank Nederland 4.375% 8/4/25	9,821	9,666
Regions Bank 6.45% 6/26/37	10,147	12,152
Regions Financial Corp. 3.2% 2/8/21	4,117	4,108
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	45,882
6% 12/19/23	11,834	12,559
6.1% 6/10/23	7,367	7,828
6.125% 12/15/22	35,362	37,410
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,498
Synchrony Bank 3% 6/15/22	5,296	5,108
		615,283
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,500
4.25% 2/15/24	2,760	2,813
Deutsche Bank AG 4.5% 4/1/25	14,192	12,718
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	6,077
3.3% 11/16/22	13,520	12,853
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (j)	95,103	92,757
3.2% 2/23/23	1,300	1,273
3.691% 6/5/28 (j)	19,000	18,055
3.75% 2/25/26	15,000	14,569
Lazard Group LLC 4.25% 11/14/20	4,447	4,548
Moody's Corp.:
3.25% 1/15/28	2,803	2,656
4.875% 2/15/24	2,632	2,775
Morgan Stanley:
3.125% 1/23/23	39,834	38,937
3.7% 10/23/24	10,237	10,159
3.737% 4/24/24 (j)	30,000	29,908
4.875% 11/1/22	7,232	7,540
5% 11/24/25	9,932	10,363
5.625% 9/23/19	453	469
MSCI, Inc. 5.75% 8/15/25 (g)	870	895
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	6,892
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,289
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,696
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,246
		305,988
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,213
Ally Financial, Inc.:
5.75% 11/20/25	4,715	4,807
8% 12/31/18	11,545	11,845
8% 11/1/31	6,130	7,356
8% 11/1/31	15,256	18,307
Capital One Financial Corp. 3.8% 1/31/28	5,544	5,275
Discover Financial Services:
3.85% 11/21/22	1,983	1,976
3.95% 11/6/24	15,000	14,718
5.2% 4/27/22	2,146	2,244
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,347
2.875% 10/1/18	8,500	8,506
5.875% 8/2/21	10,438	11,112
Hyundai Capital America:
2.55% 2/6/19 (g)	5,366	5,346
2.875% 8/9/18 (g)	2,511	2,512
Navient Corp. 5.875% 10/25/24	4,930	4,858
SLM Corp.:
4.875% 6/17/19	3,955	3,995
5.5% 1/15/19	2,150	2,175
6.125% 3/25/24	3,255	3,263
8% 3/25/20	5,930	6,307
Springleaf Financial Corp. 7.125% 3/15/26	1,485	1,486
Synchrony Financial:
3% 8/15/19	1,910	1,909
3.75% 8/15/21	7,084	7,099
3.95% 12/1/27	3,451	3,206
4.25% 8/15/24	2,903	2,864
		150,726
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (g)	1,279	1,274
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	7,971
3.875% 8/15/22	3,136	3,132
4.125% 6/15/26	2,949	2,857
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,400	2,310
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	9,945	9,522
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (g)	4,315	4,076
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	555	566
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (g)	1,820	1,863
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,168
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,752
6% 8/1/20	2,230	2,272
6.25% 2/1/22	2,915	2,984
6.375% 12/15/25	4,115	4,100
6.75% 2/1/24	1,565	1,600
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (g)	1,150	1,153
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (g)	1,080	1,118
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	615	564
6.875% 2/15/23 (g)	515	489
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,732
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,152
		60,655
Insurance - 0.4%
Acrisure LLC 7% 11/15/25 (g)	2,320	2,163
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,194
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	3,665	3,784
American International Group, Inc.:
3.3% 3/1/21	3,455	3,461
3.75% 7/10/25	11,144	10,870
4.875% 6/1/22	10,692	11,212
Aon Corp. 5% 9/30/20	107	111
Centene Escrow Corp. 5.375% 6/1/26 (g)	3,715	3,752
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (g)(j)(k)	2,008	2,008
HUB International Ltd. 7% 5/1/26 (g)	1,395	1,396
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,699
5% 6/1/21 (g)	6,063	6,325
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,582
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	7,002
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,476	6,474
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,503
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	7,421
Prudential Financial, Inc.:
2.3% 8/15/18	783	783
4.5% 11/16/21	1,461	1,520
7.375% 6/15/19	1,880	1,966
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,362
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,565
4.125% 11/1/24 (g)	2,275	2,286
Unum Group:
3.875% 11/5/25	6,934	6,802
5.625% 9/15/20	2,879	3,027
5.75% 8/15/42	10,079	10,877
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	2,045
		116,190
TOTAL FINANCIALS		1,248,842
HEALTH CARE - 1.0%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,232
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,439
4.625% 2/1/28 (g)	505	476
		1,915
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	1,992
6.25% 3/31/23	15,225	14,197
CVS Health Corp.:
3.7% 3/9/23	3,400	3,390
3.875% 7/20/25	5,311	5,219
4.1% 3/25/25	14,035	14,041
4.3% 3/25/28	16,299	16,176
4.78% 3/25/38	7,256	7,197
5.05% 3/25/48	10,668	10,884
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,640
4.25% 10/15/19	3,850	3,889
4.75% 5/1/23	305	307
5.375% 2/1/25	6,835	6,715
5.875% 3/15/22	365	384
5.875% 5/1/23	2,555	2,657
5.875% 2/15/26	5,470	5,504
6.5% 2/15/20	13,898	14,523
HealthSouth Corp.:
5.75% 11/1/24	4,285	4,349
5.75% 9/15/25	3,965	4,044
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,794
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(j)	2,925	3,024
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	640
Tenet Healthcare Corp.:
6.75% 6/15/23	16,410	16,307
7.5% 1/1/22 (g)	1,030	1,079
8.125% 4/1/22	5,010	5,236
THC Escrow Corp. III 5.125% 5/1/25 (g)	5,585	5,417
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,261
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,401
West Street Merger Sub, Inc. 6.375% 9/1/25 (g)	2,950	2,817
		167,084
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,022
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (g)	1,030	1,034
Pharmaceuticals - 0.4%
Actavis Funding SCS:
3% 3/12/20	5,472	5,444
3.45% 3/15/22	12,768	12,599
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	510
Mylan NV:
2.5% 6/7/19	5,474	5,438
3.15% 6/15/21	7,274	7,192
3.95% 6/15/26	3,535	3,370
NVA Holdings, Inc. 6.875% 4/1/26 (g)	775	764
Perrigo Finance PLC:
3.5% 12/15/21	569	565
3.9% 12/15/24	2,011	1,964
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,714
2.8% 7/21/23	3,674	3,144
3.15% 10/1/26	4,374	3,532
6.75% 3/1/28	3,155	3,195
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (g)	3,325	3,095
5.5% 11/1/25 (g)	2,295	2,252
5.875% 5/15/23 (g)	14,330	13,614
6.125% 4/15/25 (g)	7,740	7,160
7% 3/15/24 (g)	2,965	3,106
7.5% 7/15/21 (g)	4,035	4,111
8.5% 1/31/27 (g)(h)	1,455	1,479
9.25% 4/1/26 (g)	4,790	5,028
		92,276
TOTAL HEALTH CARE		269,563
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,771
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (g)	520	521
Bombardier, Inc. 7.5% 12/1/24 (g)	1,530	1,595
BWX Technologies, Inc. 5.375% 7/15/26 (g)	1,010	1,020
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,156
5% 8/1/24 (g)	1,665	1,569
TransDigm UK Holdings PLC 6.875% 5/15/26 (g)	1,460	1,493
		11,125
Airlines - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,062	1,137
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	41	42
		1,179
Building Products - 0.1%
American Woodmark Corp. 4.875% 3/15/26 (g)	5,665	5,410
Builders FirstSource, Inc. 5.625% 9/1/24 (g)	3,265	3,207
HD Supply, Inc. 5.75% 4/15/24 (g)	3,090	3,241
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	491
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (g)	1,195	1,202
6.125% 4/1/25 (g)	835	836
		14,387
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23	5,055	4,436
7.875% 12/1/22	6,575	6,493
8.75% 12/1/20	20,285	19,474
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	2,210	2,260
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	629
Covanta Holding Corp. 5.875% 3/1/24	2,865	2,815
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,180	1,199
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	531
Tervita Escrow Corp. 7.625% 12/1/21	650	657
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (g)	510	492
		38,986
Construction & Engineering - 0.0%
Pisces Midco, Inc. 8% 4/15/26 (g)	3,635	3,508
Electrical Equipment - 0.0%
Vertiv Group Corp. 9.25% 10/15/24 (g)	910	892
Machinery - 0.0%
Apergy Corp. 6.375% 5/1/26 (g)	515	524
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,465
U.S.A. Compression Partners LP 6.875% 4/1/26 (g)	520	536
		2,525
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	3,074
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	3,587
11.25% 8/15/22 (g)	2,475	2,395
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,347
		10,403
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,460
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,198
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,821
2.625% 9/4/18	6,100	6,099
3% 9/15/23	1,146	1,096
3.375% 6/1/21	3,689	3,675
3.75% 2/1/22	6,505	6,535
3.875% 4/1/21	4,155	4,200
4.25% 9/15/24	4,566	4,582
4.75% 3/1/20	4,617	4,734
Ashtead Capital, Inc.:
4.125% 8/15/25 (g)	1,205	1,131
4.375% 8/15/27 (g)	1,270	1,175
5.625% 10/1/24 (g)	1,825	1,875
Avantor, Inc.:
6% 10/1/24 (g)	4,480	4,458
9% 10/1/25 (g)	1,865	1,926
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,200
International Lease Finance Corp. 7.125% 9/1/18 (g)	5,560	5,616
		58,123
TOTAL INDUSTRIALS		144,786
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,577
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	719
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	13,573	13,625
5.875% 6/15/21 (g)	1,790	1,837
7.125% 6/15/24 (g)	1,740	1,870
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,305
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	532
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,086
		20,974
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	10,152
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,111
5.375% 3/15/27	920	927
Match Group, Inc. 5% 12/15/27 (g)	1,235	1,173
		13,363
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,663
Micron Technology, Inc. 5.5% 2/1/25	1,170	1,217
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,785
		5,665
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,306
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	4,530	4,779
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,784
Parametric Technology Corp. 6% 5/15/24	585	614
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (g)	4,590	3,913
		14,396
TOTAL INFORMATION TECHNOLOGY		59,975
MATERIALS - 0.4%
Chemicals - 0.1%
LSB Industries, Inc. 9.625% 5/1/23 (g)	835	850
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,233
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (a)(i)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,755
5.25% 6/1/27 (g)	1,860	1,762
OCI NV 6.625% 4/15/23 (g)	5,210	5,356
Olin Corp. 5% 2/1/30	1,215	1,144
Platform Specialty Products Corp.:
5.875% 12/1/25 (g)	1,610	1,550
6.5% 2/1/22 (g)	4,355	4,464
The Chemours Co. LLC:
5.375% 5/15/27	715	699
6.625% 5/15/23	1,260	1,323
7% 5/15/25	825	885
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,781
Tronox Finance PLC 5.75% 10/1/25 (g)	735	713
Tronox, Inc. 6.5% 4/15/26 (g)	2,925	2,885
		36,400
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (g)	1,380	1,337
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	2,969
7.25% 5/15/24 (g)	3,410	3,559
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,347
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	970	878
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	782
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	444
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,121
		13,100
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 6.125% 5/15/28 (g)	425	438
ArcelorMittal SA:
7.25% 10/15/39 (j)	2,429	2,818
7.25% 3/1/41 (j)	52	59
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(j)	2,727	2,843
6.75% 10/19/75 (g)(j)	6,773	7,369
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,322
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (g)	351	362
Constellium NV 5.875% 2/15/26 (g)	650	619
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,870
4.5% 8/13/23 (Reg. S)	8,600	8,804
4.5% 8/1/47 (g)	1,995	1,944
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,525
6.875% 3/1/26 (g)	1,605	1,519
7.25% 4/1/23 (g)	1,705	1,711
7.5% 4/1/25 (g)	3,525	3,455
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (g)	1,140	1,119
5.125% 3/15/23(g)	1,530	1,509
Freeport-McMoRan, Inc. 6.875% 2/15/23	6,818	7,312
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,196
Murray Energy Corp. 11.25% 4/15/21 (g)	1,000	425
New Gold, Inc. 6.25% 11/15/22 (g)	615	628
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,107
		50,954
TOTAL MATERIALS		101,791
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,141
4.6% 4/1/22	2,000	2,072
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,589
American Tower Corp. 2.8% 6/1/20	6,000	5,941
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,483
Camden Property Trust 2.95% 12/15/22	2,154	2,101
CommonWealth REIT 5.875% 9/15/20	991	1,028
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,038
3.7% 6/15/21	3,614	3,610
5% 7/1/25	4,043	4,154
5.25% 2/15/24	3,576	3,733
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,520
DDR Corp.:
3.625% 2/1/25	3,112	2,967
4.25% 2/1/26	2,564	2,521
4.625% 7/15/22	3,877	4,000
Duke Realty LP:
3.25% 6/30/26	1,061	997
3.625% 4/15/23	2,844	2,834
3.75% 12/1/24	2,012	1,991
3.875% 10/15/22	4,799	4,862
4.375% 6/15/22	3,202	3,305
Equinix, Inc. 5.375% 5/15/27	1,410	1,416
Equity One, Inc. 3.75% 11/15/22	7,300	7,280
HCP, Inc.:
3.4% 2/1/25	8,000	7,595
3.875% 8/15/24	11,000	10,826
Health Care REIT, Inc.:
4% 6/1/25	4,568	4,479
4.125% 4/1/19	11,300	11,385
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,887
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,610	3,394
5.25% 8/1/26	2,206	2,140
6.375% 3/1/24	1,545	1,622
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,685
4.5% 1/15/25	3,358	3,279
4.5% 4/1/27	21,587	20,543
4.75% 1/15/28	7,767	7,486
4.95% 4/1/24	1,785	1,815
5.25% 1/15/26	7,807	7,844
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,187
5% 12/15/23	980	988
WP Carey, Inc. 4% 2/1/25	7,547	7,339
		170,077
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,936
3.95% 11/15/27	5,258	5,052
4.1% 10/1/24	5,444	5,388
4.55% 10/1/29	5,773	5,705
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,839
3.95% 7/1/22	4,464	4,524
4.75% 10/1/25	4,899	5,074
5.25% 3/15/21	2,876	3,010
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	2,937
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	781
Liberty Property LP:
3.25% 10/1/26	2,723	2,546
3.375% 6/15/23	2,951	2,902
4.125% 6/15/22	2,746	2,805
4.75% 10/1/20	6,595	6,799
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	5,958
4.5% 4/18/22	1,689	1,647
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	679
Mid-America Apartments LP 4% 11/15/25	1,682	1,670
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,182
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,760
Tanger Properties LP:
3.125% 9/1/26	3,612	3,259
3.75% 12/1/24	3,781	3,632
3.875% 12/1/23	2,341	2,292
3.875% 7/15/27	9,215	8,727
Ventas Realty LP:
3.125% 6/15/23	1,874	1,820
3.5% 2/1/25	2,295	2,208
4% 3/1/28	2,728	2,642
4.125% 1/15/26	2,088	2,068
4.375% 2/1/45	1,098	1,025
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	500
		103,367
TOTAL REAL ESTATE		273,444
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,583
7.5% 5/15/26 (g)	3,625	3,466
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,444
8.125% 1/15/24 (g)	574	584
AT&T, Inc.:
2.45% 6/30/20	4,383	4,328
3.6% 2/17/23	9,124	9,057
4.45% 4/1/24	590	604
4.5% 3/9/48	17,000	15,029
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	84
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (g)	1,715	1,668
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,426
Frontier Communications Corp.:
8.5% 4/1/26 (g)	3,620	3,507
11% 9/15/25	5,870	4,696
GCI, Inc. 6.875% 4/15/25	1,350	1,406
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,295
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,110
6.125% 1/15/21	1,405	1,421
SFR Group SA:
6% 5/15/22 (g)	1,735	1,728
6.25% 5/15/24 (g)	660	640
7.375% 5/1/26 (g)	3,030	2,947
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,084
8.75% 3/15/32	3,320	3,573
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,676
5.012% 4/15/49	4,497	4,407
5.012% 8/21/54	19,396	18,487
		100,250
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	5,660	5,985
Neptune Finco Corp.:
10.125% 1/15/23 (g)	4,920	5,455
10.875% 10/15/25 (g)	3,767	4,365
Sprint Communications, Inc.:
6% 11/15/22	9,820	9,771
9% 11/15/18 (g)	6,595	6,755
Sprint Corp.:
7.125% 6/15/24	3,105	3,128
7.625% 2/15/25	775	798
7.625% 3/1/26	1,220	1,254
7.875% 9/15/23	4,515	4,738
T-Mobile U.S.A., Inc. 6% 3/1/23	2,590	2,681
		44,930
TOTAL TELECOMMUNICATION SERVICES		145,180
UTILITIES - 0.7%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,557	2,417
Drax Finco PLC 6.625% 11/1/25 (g)	1,335	1,352
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,212
6.4% 9/15/20 (g)	10,769	11,447
FirstEnergy Corp.:
4.25% 3/15/23	23,348	23,798
7.375% 11/15/31	16,161	21,250
FirstEnergy Solutions Corp. 6.05% 8/15/21 (i)	9,830	4,964
InterGen NV 7% 6/30/23 (g)	14,775	14,701
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,352
3.7% 9/1/24	2,490	2,416
LG&E and KU Energy LLC 3.75% 11/15/20	745	755
Nevada Power Co. 6.5% 8/1/18	1,191	1,199
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	4,119	4,500
NV Energy, Inc. 6.25% 11/15/20	1,666	1,787
Progress Energy, Inc. 4.4% 1/15/21	336	344
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,096
		107,590
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,800
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,405
5.75% 1/15/25	635	578
6% 1/15/22 (g)	1,115	1,135
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,979
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,789
7.625% 11/1/24	7,985	8,574
8.125% 1/30/26 (g)	5,680	6,218
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,724
2.7% 6/15/21	1,715	1,672
3.55% 6/15/26	2,743	2,601
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,027
4.5% 9/15/27 (g)	745	693
NRG Energy, Inc.:
5.75% 1/15/28 (g)	7,555	7,461
6.625% 1/15/27	4,390	4,533
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	866
Talen Energy Supply LLC:
6.5% 6/1/25	3,405	2,639
10.5% 1/15/26 (g)	5,700	5,301
TerraForm Global, Inc. 6.125% 3/1/26 (g)	2,450	2,438
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	777
5% 1/31/28 (g)	805	760
6.625% 6/15/25 (g)(j)	1,200	1,278
The AES Corp.:
4% 3/15/21	3,125	3,126
4.5% 3/15/23	2,065	2,065
5.125% 9/1/27	1,280	1,261
		65,900
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (j)(k)	19,347	18,380
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (j)(k)	2,474	2,425
NiSource Finance Corp. 6.8% 1/15/19	416	426
Puget Energy, Inc. 6% 9/1/21	691	740
Sempra Energy 6% 10/15/39	5,386	6,484
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,153
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (j)(k)	3,876	3,832
		34,440
TOTAL UTILITIES		209,730

TOTAL NONCONVERTIBLE BONDS		3,580,774

TOTAL CORPORATE BONDS
(Cost $3,589,359)		3,588,933

U.S. Government and Government Agency Obligations - 9.6%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$104,154	$105,772
1.375% 2/15/44	75,444	83,195
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	78,770	78,225

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		267,192

U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds 3% 11/15/45	312,207	311,378
U.S. Treasury Notes:
1.25% 10/31/21	353,961	338,351
1.625% 5/15/26	218,148	199,333
1.75% 6/30/22	909,611	878,237
1.875% 7/31/22	207,750	201,388
2% 9/30/20	109,238	108,043
2% 8/15/25	154,514	146,408
2.125% 7/31/24	23,033	22,199
2.125% 11/30/24	12,481	11,994
2.25% 1/31/24	17,805	17,348
2.25% 12/31/24	16,866	16,326
2.25% 2/15/27	24,400	23,259
2.375% 5/15/27	53,175	51,160
2.5% 3/31/23	79,000	78,343

TOTAL U.S. TREASURY OBLIGATIONS		2,403,767

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,737,608)		2,670,959

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,806	$5,801
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	12,353	12,577
Class AA, 2.487% 12/16/41 (g)	2,839	2,793
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	3,106	3,100
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	362	364
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,048	3,963
Class A2II, 4.03% 11/20/47 (g)	6,819	6,723
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (j)(k)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (g)(j)(k)	207	203
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (g)(j)(k)	75	73
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (g)(j)(k)	124	117
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (g)(j)(k)	47	44
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (j)(k)	2,016	1,485
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (j)(k)	1,083	1,080
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (j)(k)	1,120	1,121
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (j)(k)	13	13
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (j)(k)	22	22
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (a)(g)(j)(k)	1,467	908
TOTAL ASSET-BACKED SECURITIES
(Cost $37,038)		40,389

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5197% 1/25/35 (j)(k)	277	279
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (j)(k)	197	194
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (j)(k)	240	237
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (j)(k)	12	11
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.5371% 9/25/43 (j)(k)	1,064	1,029

TOTAL PRIVATE SPONSOR		1,750

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	5,200	5,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,811)		6,880

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (j)(m)	19	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (g)(j)(k)	13	13
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.2971% 11/25/35 (g)(j)(k)	150	144
Class M1, 1 month U.S. LIBOR + 0.440% 2.3371% 11/25/35 (g)(j)(k)	20	19
Class M2, 1 month U.S. LIBOR + 0.490% 2.3871% 11/25/35 (g)(j)(k)	25	24
Class M3, 1 month U.S. LIBOR + 0.510% 2.4071% 11/25/35 (g)(j)(k)	22	21
Class M4, 1 month U.S. LIBOR + 0.600% 2.4971% 11/25/35 (g)(j)(k)	28	27
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (g)(j)(k)	391	367
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36(g)(j)(k)	18	14
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (g)(j)(k)	126	118
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (g)(j)(k)	38	35
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (g)(j)(k)	55	51
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (g)(j)(k)	31	28
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (g)(j)(k)	31	25
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (g)(j)(k)	32	25
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.2315% 4/25/36 (g)(j)(k)	57	55
Class M1, 1 month U.S. LIBOR + 0.380% 2.2515% 4/25/36 (g)(j)(k)	21	20
Class M2, 1 month U.S. LIBOR + 0.400% 2.2715% 4/25/36 (g)(j)(k)	22	21
Class M3, 1 month U.S. LIBOR + 0.420% 2.2915% 4/25/36 (g)(j)(k)	19	18
Class M4, 1 month U.S. LIBOR + 0.520% 2.3915% 4/25/36 (g)(j)(k)	11	10
Class M5, 1 month U.S. LIBOR + 0.560% 2.4315% 4/25/36 (g)(j)(k)	10	10
Class M6, 1 month U.S. LIBOR + 0.640% 2.5115% 4/25/36 (g)(j)(k)	20	19
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/36 (g)(j)(k)	49	47
Class M2, 1 month U.S. LIBOR + 0.330% 2.2271% 7/25/36 (g)(j)(k)	35	33
Class M3, 1 month U.S. LIBOR + 0.350% 2.2471% 7/25/36 (g)(j)(k)	29	27
Class M4, 1 month U.S. LIBOR + 0.420% 2.3171% 7/25/36 (g)(j)(k)	19	18
Class M5, 1 month U.S. LIBOR + 0.470% 2.3671% 7/25/36 (g)(j)(k)	24	23
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (g)(j)(k)	17	14
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 12/25/36 (g)(j)(k)	1,052	996
Class M1, 1 month U.S. LIBOR + 0.290% 2.1871% 12/25/36 (g)(j)(k)	70	64
Class M2, 1 month U.S. LIBOR + 0.310% 2.2071% 12/25/36 (g)(j)(k)	46	42
Class M3, 1 month U.S. LIBOR + 0.340% 2.2371% 12/25/36 (g)(j)(k)	47	41
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (g)(j)(k)	228	212
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (g)(j)(k)	240	237
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (g)(j)(k)	225	220
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (g)(j)(k)	79	72
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (g)(j)(k)	43	38
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (g)(j)(k)	35	28
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (g)(j)(k)	236	221
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (g)(j)(k)	47	43
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (g)(j)(k)	50	45
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (g)(j)(k)	79	68
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (g)(j)(k)	124	104
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (g)(j)(k)	48	46
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	453	15
Series 2006-3A, Class IO, 0% 10/25/36 (a)(g)(j)(m)	10,514	0
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,098
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (g)(j)	6,410	6,414
Class CFX, 3.4949% 12/15/34 (g)(j)	5,380	5,366
Class DFX, 3.4949% 12/15/34 (g)(j)	4,559	4,537
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (g)(j)	7,357	7,174
Class B, 4.181% 11/15/34 (g)	2,596	2,554
Class C, 5.205% 11/15/34 (g)	1,821	1,812
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	2,736	2,752
Class D, 5.513% 12/15/43 (j)	1,459	1,401
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,168)		36,826

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,573
7.5% 4/1/34	7,195	10,119
7.55% 4/1/39	10,865	16,181
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,175
Series 2010 C1, 7.781% 1/1/35	6,325	7,272
6.05% 1/1/29	360	366
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,354	1,354
4.95% 6/1/23	1,700	1,749
Series 2010-1, 6.63% 2/1/35	15,330	16,300
Series 2010-3:
5.547% 4/1/19	155	158
6.725% 4/1/35	11,505	12,137
7.35% 7/1/35	4,495	4,973
Series 2010-5, 6.2% 7/1/21	1,532	1,587
Series 2011, 5.877% 3/1/19	19,390	19,767
Series 2013, 4% 12/1/20	6,040	6,013
TOTAL MUNICIPAL SECURITIES
(Cost $98,213)		100,724

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (j)(k)	$2,230	$2,258
Hotels, Restaurants & Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 7/31/24 (j)(k)	45	45
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (j)(k)	5,542	5,564
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1838% 6/7/23 (j)(k)	2,774	2,484
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7183% 3/29/25 (j)(k)	2,594	2,599
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/28/25 (j)(k)	4,790	4,769
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (j)(k)	460	459
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.51% 2/15/24 (j)(k)	2,070	2,070
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (j)(k)	4,055	3,989
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1888% 8/19/23 (j)(k)	5,542	5,322
		21,692

TOTAL CONSUMER DISCRETIONARY		29,559

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4803% 5/15/24 (j)(k)	5,000	4,833
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.4375% 2/23/19 (a)(j)(k)	582	582
3 month U.S. LIBOR + 9.500% 11.5% 2/23/19 (a)(j)(k)	582	582
		5,997
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (i)(k)	369	142
Oil, Gas & Consumable Fuels - 0.1%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.4088% 3/30/23 (j)(k)	279	279
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3058% 6/22/24 (j)(k)	1,285	1,252
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.3363% 12/31/21 (j)(k)	6,180	6,925
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6978% 12/31/22 (j)(k)	3,700	3,782
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4683% 8/23/21 (j)(k)	6,695	7,028
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.9338% 3/1/24 (j)(k)	1,610	1,576
		20,842

TOTAL ENERGY		20,984

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (j)(k)	330	330
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (a)	2,752	2,596
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9285% 5/10/25 (j)(k)	64	64
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (j)(k)	458	457
		521

TOTAL FINANCIALS		3,447

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.552% 12/31/22 (j)(k)	911	906
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/17/25 (k)(n)	275	275

TOTAL HEALTH CARE		1,181

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (j)(k)	3,090	3,095
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6588% 2/28/25 (j)(k)	155	156
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.4683% 9/29/25 (j)(k)	1,580	1,602
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9171% 4/4/25 (j)(k)	1,580	1,589
		3,191
Software - 0.1%
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (j)(k)	3,520	3,643
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (j)(k)	3,941	3,961
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (j)(k)	1,476	1,483
		9,087

TOTAL INFORMATION TECHNOLOGY		12,434

MATERIALS - 0.0%
Chemicals - 0.0%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0994% 3/28/25 (j)(k)	135	136
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/8/25 (j)(k)	95	95
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.74% 4/3/25 (j)(k)	6,000	5,985
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (j)(k)	188	189
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (j)(k)	435	437
		6,842
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/2/26 (j)(k)	2,335	2,347
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7183% 11/27/23 (j)(k)	8,730	8,756
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/11/25 (k)(n)	500	499
		9,255

TOTAL TELECOMMUNICATION SERVICES		11,602

TOTAL BANK LOAN OBLIGATIONS
(Cost $94,330)		95,141

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	7,402	7,284
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$8,929
3.1% 6/4/20	8,635	8,602
8.7% 11/18/19	532	570
RBS Citizens NA 2.5% 3/14/19	4,029	4,022
Synchrony Bank 3.65% 5/24/21	5,873	5,888
TOTAL BANK NOTES
(Cost $35,508)		35,295

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp.:
5.875%(j)(o)	$5,645	$5,652
6.1% (j)(o)	1,680	1,754
Barclays Bank PLC 7.625% 11/21/22	7,765	8,441
Citigroup, Inc.:
5.35% (j)(o)	6,540	6,458
5.95% (j)(o)	1,325	1,373
5.95% (j)(o)	5,000	5,265
Credit Agricole SA:
6.625% (g)(j)(o)	7,820	7,957
7.875% (g)(j)(o)	2,225	2,347
8.125% (g)(j)(o)	4,510	4,980
JPMorgan Chase & Co. 6% (j)(o)	11,680	12,146
Royal Bank of Scotland Group PLC:
7.5% (j)(o)	2,245	2,341
8.625% (j)(o)	2,380	2,611
Standard Chartered PLC 7.5% (g)(j)(o)	3,195	3,304
		64,629
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375%(j)(o)	4,850	4,964
TOTAL PREFERRED SECURITIES
(Cost $67,566)		69,593
	Shares	Value (000s)

Fixed-Income Funds - 5.2%
Fidelity Mortgage Backed Securities Central Fund (p)
(Cost $1,451,723)	13,835,250	1,458,789

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,215	11

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.76% (q)	995,615,853	995,815
Fidelity Securities Lending Cash Central Fund 1.76% (q)(r)	100,985,092	100,995
TOTAL MONEY MARKET FUNDS
(Cost $1,096,810)		1,096,810
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $21,881,842)		28,067,676
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(113,246)
NET ASSETS - 100%		$27,954,430

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $627,294,000 or 2.2% of net assets.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $955,108,000 or 3.4% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing - Security is in default.

 (j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (k) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) The coupon rate will be determined upon settlement of the loan after period end.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements sare available on the SEC's website or upon request.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd.	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Jello Labs, Inc. 0% 3/22/20 unit	4/23/18	$386
Jello Labs, Inc. 2% 3/22/20	3/23/18	$386
Lyft, Inc. Series H	11/22/17	$30,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc.	3/23/18	$5,000
Mulberry Health, Inc.	3/23/18	170
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	12/31/12	50,000
Tory Burch LLC Class B	5/14/15	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,933
Fidelity Mortgage Backed Securities Central Fund	29,250
Fidelity Securities Lending Cash Central Fund	613
Total	$35,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,399,390	$104,283	$--	$--	$(44,884)	$1,458,789	20.1%
Total	$1,399,390	$104,283	$--	$--	$(44,884)	$1,458,789

 (a) Includes the value of shares purchased through in-kind transactions.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$--	$16,081	$--	$--	$--	$1,486	$17,567
Total	$--	$16,081	$--	$--	$--	$1,486	$17,567

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,305,065	$2,839,621	$32,387	$433,057
Consumer Staples	1,010,982	853,267	157,715	--
Energy	1,158,040	1,157,442	--	598
Financials	2,905,101	2,905,101	--	--
Health Care	2,692,827	2,665,860	--	26,967
Industrials	1,621,593	1,589,920	--	31,673
Information Technology	5,131,230	5,009,690	--	121,540
Materials	621,707	621,707	--	--
Real Estate	138,997	128,997	--	10,000
Telecommunication Services	4,868	4,868	--	--
Utilities	276,916	272,748	4,168	--
Corporate Bonds	3,588,933	--	3,588,161	772
U.S. Government and Government Agency Obligations	2,670,959	--	2,670,959	--
Asset-Backed Securities	40,389	--	39,481	908
Collateralized Mortgage Obligations	6,880	--	6,880	--
Commercial Mortgage Securities	36,826	--	36,826	--
Municipal Securities	100,724	--	100,724	--
Bank Loan Obligations	95,141	--	91,381	3,760
Bank Notes	35,295	--	35,295	--
Preferred Securities	69,593	--	69,593	--
Fixed-Income Funds	1,458,789	1,458,789	--	--
Other	11	--	--	11
Money Market Funds	1,096,810	1,096,810	--	--
Total Investments in Securities:	$28,067,676	$20,604,820	$6,833,570	$629,286

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$402,977
Net Realized Gain (Loss) on Investment Securities	(22)
Net Unrealized Gain (Loss) on Investment Securities	(36,825)
Cost of Purchases	72,350
Proceeds of Sales	(5,423)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$433,057
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$(243)
Other Investments in Securities
Beginning Balance	$192,308
Net Realized Gain (Loss) on Investment Securities	(5,177)
Net Unrealized Gain (Loss) on Investment Securities	(39,079)
Cost of Purchases	59,740
Proceeds of Sales	(11,588)
Amortization/Accretion	25
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$196,229
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	(14,398)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$772	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$908	Discount cash flow	Spread	4.5%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.00%	Increase
Bank Loan Obligations	$3,760	Market approach	Transaction price	$100.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Equities	$623,835	Market approach	Transaction price	$0.50 - $488.46 / $67.95	Increase
			Parity price	$0.00 - $2.98 / $2.98	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Transaction price	$9.15	Increase
			Enterprise value/Sales multiple (EV/S)	1.2 - 5.4 / 4.1	Increase
			Discount rate	15.0% - 46.0% / 44.3%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 12.1 / 12.1	Increase
			Discount for lack of marketability	10.0% - 25.0% / 14.1%	Decrease
			Premium rate	3.6%	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018